UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21673

                    THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2006

                     Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios - U.S. Value Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-96.2%
Financial-34.1%
Banks - NYC-7.5%
Citigroup, Inc.                                         1,532,500   $ 75,552,250
JPMorgan Chase & Co.                                    1,103,400     47,048,976
The Bank of New York, Inc.                                148,525      4,935,486
                                                                    ------------
                                                                     127,536,712
                                                                    ------------
Life Insurance-2.4%
Genworth Financial, Inc. Cl.A                             321,000     10,750,290
MetLife, Inc.                                             276,650     14,239,176
Prudential Financial, Inc.                                 42,800      3,259,220
Torchmark Corp.                                           101,400      5,970,432
UnumProvident Corp.                                       342,700      6,154,892
                                                                    ------------
                                                                      40,374,010
                                                                    ------------
Major Regional Banks-11.3%
Bank of America Corp.                                   1,327,994     64,274,910
BB&T Corp.                                                 32,700      1,359,339
Comerica, Inc.                                            198,600     10,873,350
Huntington Bancshares, Inc.                               403,400      9,487,968
KeyCorp.                                                   89,900      3,211,228
Mellon Financial Corp.                                    308,300     11,154,294
National City Corp.                                       388,600     14,331,568
PNC Financial Services Group, Inc.                         57,600      3,969,216
Regions Financial Corp.                                   330,200     11,177,270
SunTrust Banks, Inc.                                       99,200      7,510,432
U.S. Bancorp                                              336,000     10,372,320
Wachovia Corp.                                            552,350     29,550,725
Wells Fargo & Co.                                         224,600     14,906,702
                                                                    ------------
                                                                     192,179,322
                                                                    ------------
Multi-Line Insurance-2.9%
American International Group, Inc.                        555,000     33,744,000
The Hartford Financial Services Group, Inc.               174,600     15,354,324
                                                                    ------------
                                                                      49,098,324
                                                                    ------------
Property -  Casualty Insurance-3.4%
ACE, Ltd.                                                 145,900      7,553,243
Old Republic International Corp.                          243,925      5,212,677
PartnerRe, Ltd.                                            66,100      4,059,862
RenaissanceRe Holdings, Ltd.                              128,700      5,797,935
The Allstate Corp.                                         97,050      5,338,720
The Chubb Corp.                                           132,800      6,710,384
The St. Paul Travelers Cos., Inc.                         352,786     15,529,640


1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. VALUE PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
XL Capital, Ltd. Cl.A                                     124,300   $  7,865,704
                                                                    ------------
                                                                      58,068,165
                                                                    ------------
Savings & Loan-2.9%
Astoria Financial Corp.                                    56,800      1,718,768
Fannie Mae                                                425,050     21,146,237
Freddie Mac                                               301,100     18,078,044
Washington Mutual, Inc.                                   205,200      9,420,732
                                                                    ------------
                                                                      50,363,781
                                                                    ------------
Miscellaneous-3.7%
Federated Investors, Inc. Cl.B                            103,400      3,321,208
Lehman Brothers Holdings, Inc.                            109,200      7,273,812
MBIA, Inc.                                                 89,800      5,130,274
Merrill Lynch & Co., Inc.                                 389,500     28,203,695
MGIC Investment Corp.                                      28,100      1,850,947
Morgan Stanley                                            109,200      6,510,504
The Goldman Sachs Group, Inc.                              55,000      8,302,250
Waddell & Reed Financial, Inc. Cl.A                       151,300      3,370,964
                                                                    ------------
                                                                      63,963,654
                                                                    ------------
                                                                     581,583,968
                                                                    ------------
Energy-12.1%
Gas Pipelines-0.1%
El Paso Corp.                                              56,000        871,920
                                                                    ------------
Offshore Drilling-1.5%
Diamond Offshore Drilling, Inc.                            54,200      4,647,108
ENSCO International, Inc.                                  78,200      3,909,218
GlobalSantaFe Corp.                                       117,000      7,035,210
Noble Corp.                                                69,500      4,832,335
Rowan Cos., Inc.                                          126,800      5,049,176
                                                                    ------------
                                                                      25,473,047
                                                                    ------------
Oils -  Integrated Domestic-2.9%
ConocoPhillips                                            333,100     21,081,899
Marathon Oil Corp.                                        128,100      9,613,905
Occidental Petroleum Corp.                                108,700     10,771,083
Total SA (ADR)                                            120,200      7,838,242
                                                                    ------------
                                                                      49,305,129
                                                                    ------------
Oils - Integrated International-7.6%
BP Plc (ADR)                                               99,700      7,048,790
Chevron Corp.                                             501,600     29,990,664
Exxon Mobil Corp.                                       1,531,400     93,277,574
                                                                    ------------
                                                                     130,317,028
                                                                    ------------
                                                                     205,967,124
                                                                    ------------
Consumer Staples-9.8%
Beverages  - Soft, Lite & Hard-1.4%
Molson Coors Brewing Co. Cl.B                              18,900      1,224,342


                 ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. VALUE PORTFOLIO o 2

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
PepsiCo, Inc.                                             124,100   $  7,503,086
The Coca-Cola Co.                                         342,000     15,058,260
                                                                    ------------
                                                                      23,785,688
                                                                    ------------
Foods-2.2%
Bunge, Ltd.                                                53,800      3,045,080
ConAgra Foods, Inc.                                       419,900      9,489,740
Del Monte Foods Co.                                       229,400      2,716,096
General Mills, Inc.                                       198,500     10,300,165
Kellogg Co.                                               210,100      9,895,710
Kraft Foods, Inc. Cl.A                                     32,700      1,082,370
Sara Lee Corp.                                             99,400      1,686,818
                                                                    ------------
                                                                      38,215,979
                                                                    ------------
Restaurants-1.1%
McDonald's Corp.                                          556,700     18,465,739
                                                                    ------------
Retail - Food-1.1%
Kroger Co.                                                398,300      8,009,813
Safeway, Inc.                                             317,400      7,484,292
SUPERVALU, Inc.                                           114,050      3,325,698
                                                                    ------------
                                                                      18,819,803
                                                                    ------------
Soaps-1.7%
Colgate-Palmolive Co.                                     180,200     10,873,268
The Clorox Co.                                            152,900      9,661,751
The Procter & Gamble Co.                                  150,900      8,186,325
                                                                    ------------
                                                                      28,721,344
                                                                    ------------
Sugar Refiners-0.1%
Archer-Daniels-Midland Co.                                 33,000      1,371,810
                                                                    ------------
Tobacco-2.2%
Altria Group, Inc.                                        423,650     30,651,077
UST, Inc.                                                 173,900      7,653,339
                                                                    ------------
                                                                      38,304,416
                                                                    ------------
                                                                     167,684,779
                                                                    ------------
Utilities-9.1%
Electric Companies-2.8%
Allegheny Energy, Inc.(a)                                  53,400      1,947,498
Alliant Energy Corp.                                       17,600        605,440
American Electric Power Co., Inc.                         235,250      8,062,017
Constellation Energy Group, Inc.                           34,350      1,775,895
Dominion Resources, Inc.                                  189,300     13,739,394
Entergy Corp.                                             143,700     10,074,807
Exelon Corp.                                               27,600      1,562,436
FirstEnergy Corp.                                          47,700      2,500,434
Northeast Utilities                                       137,900      2,789,717
Wisconsin Energy Corp.                                     85,125      3,393,934
Xcel Energy, Inc.                                          30,600        574,362
                                                                    ------------
                                                                      47,025,934
                                                                    ------------


3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. VALUE PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Telephone-6.3%
AT&T, Inc.                                              1,358,800   $ 35,410,328
BellSouth Corp.                                           537,400     18,147,998
Crown Castle International Corp.(a)                       287,600      9,137,052
Embarq Corp.(a)                                            38,305      1,596,170
Sprint Corp.                                              766,100     16,248,981
Verizon Communications, Inc.                              887,800     27,708,238
                                                                    ------------
                                                                     108,248,767
                                                                    ------------
                                                                     155,274,701
                                                                    ------------
Consumer Growth-8.8%
Advertising-0.4%
The Interpublic Group of Cos., Inc.(a)                    611,100      5,823,783
                                                                    ------------
Drugs-4.7%
Eli Lilly & Co.                                           153,300      7,916,412
Merck & Co., Inc.                                         643,200     21,412,128
Pfizer, Inc.                                            2,151,700     50,909,222
                                                                    ------------
                                                                      80,237,762
                                                                    ------------
Entertainment-2.3%
The Walt Disney Co.                                       198,900      6,066,450
Time Warner, Inc.                                       1,335,900     22,990,839
Viacom, Inc. Cl.B(a)                                      243,750      9,201,563
                                                                    ------------
                                                                      38,258,852
                                                                    ------------
Hospital Management-0.3%
HCA, Inc.                                                  99,200      4,409,440
Tenet Healthcare Corp.(a)                                 157,800      1,249,776
                                                                    ------------
                                                                       5,659,216
                                                                    ------------
Other Medical-0.1%
AmerisourceBergen Corp.                                    40,200      1,752,318
                                                                    ------------
Radio - TV Broadcasting-1.0%
Comcast Corp. Cl.A(a)                                     403,800     12,974,094
Comcast Corp. Cl.A Special(a)                             148,950      4,766,400
                                                                    ------------
                                                                      17,740,494
                                                                    ------------
                                                                     149,472,425
                                                                    ------------
Technology-6.8%
Communication - Equipment Manufacturers-1.0%
ADC Telecommunications, Inc.(a)                           209,799      3,759,598
Cisco Systems, Inc.(a)                                    162,500      3,198,000
Corning, Inc.(a)                                          168,600      4,088,550
Tellabs, Inc.(a)                                          467,600      6,686,680
                                                                    ------------
                                                                      17,732,828
                                                                    ------------
Communication Equipment-0.5%
Nokia Corp. (ADR)                                         379,300      8,143,571
                                                                    ------------


                 ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. VALUE PORTFOLIO o 4

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Computer / Instrumentation-0.6%
Celestica, Inc.(a)                                        339,400   $  3,227,694
Sanmina-SCI Corp.(a)                                      599,600      2,818,120
Solectron Corp.(a)                                        959,100      3,414,396
                                                                    ------------
                                                                       9,460,210
                                                                    ------------
Computer Services-0.2%
American Tower Corp. Cl.A(a)                               90,000      2,787,300
                                                                    ------------
Computer Services/Software-1.0%
Electronic Data Systems Corp.                             388,400      9,523,568
Microsoft Corp.                                           336,800      7,628,520
                                                                    ------------
                                                                      17,152,088
                                                                    ------------
Computers-2.6%
EMC Corp.(a)                                              493,200      6,312,960
Hewlett-Packard Co.                                       910,800     29,491,704
International Business Machines Corp.                     106,500      8,509,350
                                                                    ------------
                                                                      44,314,014
                                                                    ------------
Semiconductors-0.6%
Agere Systems, Inc. Cl.A(a)                               328,130      4,892,418
Intel Corp.                                               257,900      4,647,358
                                                                    ------------
                                                                       9,539,776
                                                                    ------------
Miscellaneous Industrial Technology-0.3%
Arrow Electronics, Inc.(a)                                136,200      4,426,500
Tech Data Corp.(a)                                         42,875      1,556,363
                                                                    ------------
                                                                       5,982,863
                                                                    ------------
                                                                     115,112,650
                                                                    ------------
Capital Equipment-5.8%
Aerospace & Defense-0.8%
Goodrich Corp.                                            115,300      4,915,239
The Boeing Co.                                            101,300      8,433,225
                                                                    ------------
                                                                      13,348,464
                                                                    ------------
Auto & Truck Parts-0.4%
Eaton Corp.                                                81,900      6,022,926
                                                                    ------------
Defense-1.2%
Lockheed Martin Corp.                                     108,700      7,879,663
Northrop Grumman Corp.                                    200,900     12,994,212
                                                                    ------------
                                                                      20,873,875
                                                                    ------------
Electrical Equipment-2.2%
Cooper Industries, Ltd. Cl.A                               54,800      4,880,488
General Electric Co.                                      909,800     31,169,748
Hubbell, Inc. Cl.B                                         36,035      1,814,362
                                                                    ------------
                                                                      37,864,598
                                                                    ------------
Miscellaneous Capital Goods-1.2%
Ingersoll-Rand Co., Ltd.                                  144,000      6,279,840


5 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. VALUE PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SPX Corp.                                                 132,300    $ 6,960,303
Textron, Inc.                                              72,800      6,619,704
                                                                    ------------
                                                                      19,859,847
                                                                    ------------
                                                                      97,969,710
                                                                    ------------
Consumer Cyclicals-4.5%
Apparel Manufacturing-0.5%
Jones Apparel Group, Inc.                                 136,600      4,431,304
V. F. Corp.                                                51,775      3,258,201
                                                                    ------------
                                                                       7,689,505
                                                                    ------------
Autos & Auto Parts-2.0%
American Axle & Manufacturing Holdings, Inc.               25,000        438,250
Autoliv, Inc.                                             162,800      9,051,680
BorgWarner, Inc.                                          121,100      7,965,958
Lear Corp.                                                  4,575        108,427
Magna International, Inc. Cl.A                            109,000      8,457,310
Toyota Motor Corp. (ADR)                                   76,500      8,214,570
                                                                    ------------
                                                                      34,236,195
                                                                    ------------
Retailers-1.4%
Limited Brands, Inc.                                      282,000      7,659,120
Office Depot, Inc.(a)                                     309,400     12,861,758
Target Corp.                                               75,400      3,688,568
                                                                    ------------
                                                                      24,209,446
                                                                    ------------
Tires & Rubber Goods-0.0%
Cooper Tire & Rubber Co.                                   61,700        702,146
                                                                    ------------
Toys-0.5%
Mattel, Inc.                                              455,500      7,656,955
                                                                    ------------
Miscellaneous Consumer Cyclicals-0.1%
Newell Rubbermaid, Inc.                                    90,900      2,405,214
                                                                    ------------
                                                                      76,899,461
                                                                    ------------
Industrial Commodities-3.0%
Chemicals-1.5%
Arkema (ADR)(a)                                             3,005        108,074
Du Pont E. I. de Nemours & Co.                            164,400      6,991,932
Eastman Chemical Co.                                       27,800      1,567,364
Hercules, Inc.(a)                                          38,125        589,794
PPG Industries, Inc.                                      163,400     10,513,156
The Lubrizol Corp.                                        123,500      4,991,870
                                                                    ------------
                                                                      24,762,190
                                                                    ------------
Containers - Metal/Glass/Paper-0.5%
Crown Holdings, Inc.(a)                                   238,700      3,850,231
Owens-Illinois, Inc.(a)                                   275,200      4,678,400
Sonoco Products Co.                                        26,477        838,791
                                                                    ------------
                                                                       9,367,422
                                                                    ------------


                 ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. VALUE PORTFOLIO o 6

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
Paper-1.0%
Kimberly-Clark Corp.                                    200,000   $   12,134,000
Smurfit-Stone Container Corp.(a)                        422,600        5,058,522
                                                                  --------------
                                                                      17,192,522
                                                                  --------------
                                                                      51,322,134
                                                                  --------------
Services-1.3%
Railroads-1.3%
CSX Corp.                                               122,700        8,211,084
Norfolk Southern Corp.                                  178,300        9,407,108
Union Pacific Corp.                                      53,000        4,918,400
                                                                  --------------
                                                                      22,536,592
                                                                  --------------
Consumer Services-0.7%
Broadcasting & Cable-0.7%
CBS Corp., Cl.B                                         470,850       12,199,724
                                                                  --------------
Technology/Electronics-0.2%
Electronic Components & Instruments-0.2%
Flextronics International, Ltd.                         319,100        3,593,066
                                                                  --------------
Total Common Stocks
   (cost $1,531,901,687)                                           1,639,616,334
                                                                  --------------
SHORT-TERM INVESTMENT-3.5%
Time Deposit-3.5%
State Street Euro Dollar
   4.35%, 6/01/06
   (cost $60,439,000)                                  $ 60,439       60,439,000
                                                                  --------------
Total Investments - 99.7%
   (cost $1,592,340,687)                                           1,700,055,334
Other assets less liabilities - 0.3%                                   4,615,621
                                                                  --------------
Net Assets - 100%                                                 $1,704,670,955
                                                                  --------------

(a)  Non-income producing security.
     Glossary:
     ADR - American Depositary Receipt

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


7 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. VALUE PORTFOLIO

AllianceBernstein Pooling Portfolios - U.S. Large Cap Growth
Portfolio

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-99.2%
Technology-27.7%
Communication Equipment-8.0%
Corning, Inc.(a)                                        1,922,000   $ 46,608,500
Juniper Networks, Inc.(a)                               1,626,800     25,914,924
QUALCOMM, Inc.                                          1,320,300     59,690,763
                                                                    ------------
                                                                     132,214,187
                                                                    ------------
Computer Hardware/Storage-5.8%
Apple Computer, Inc.(a)                                 1,171,350     70,011,589
Network Appliance, Inc.(a)                                794,500     25,424,000
                                                                    ------------
                                                                      95,435,589
                                                                    ------------
Internet Media-7.0%
Google, Inc. Cl.A(a)                                      187,235     69,617,718
Yahoo!, Inc.(a)                                         1,483,200     46,854,288
                                                                    ------------
                                                                     116,472,006
                                                                    ------------
Semiconductor Components-6.5%
Advanced Micro Devices, Inc.(a)                         1,575,400     48,664,106
Broadcom Corp. Cl.A(a)                                  1,513,100     51,157,911
Marvell Technology Group, Ltd.(a)                          11,300        538,671
NVIDIA Corp.(a)                                           344,700      7,921,206
                                                                    ------------
                                                                     108,281,894
                                                                    ------------
Software-0.4%
Microsoft Corp.                                           308,800      6,994,320
                                                                    ------------
                                                                     459,397,996
                                                                    ------------
Health Care-21.6%
Biotechnology-6.3%
Amgen, Inc.(a)                                            181,080     12,239,197
Genentech, Inc.(a)                                        750,600     62,269,776
Gilead Sciences, Inc.(a)                                  521,350     29,888,996
                                                                    ------------
                                                                     104,397,969
                                                                    ------------
Drugs-3.0%
Teva Pharmaceutical Industries, Ltd. (ADR)              1,349,450     49,133,474
                                                                    ------------
Medical Products-3.0%
Alcon, Inc.                                               456,500     49,338,520
                                                                    ------------
Medical Services-9.3%
Caremark Rx, Inc.(a)                                      675,600     32,408,532
Medco Health Solutions, Inc.(a)                           210,100     11,324,390
UnitedHealth Group, Inc.                                  835,400     36,724,184


1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. LARGE CAP GROWTH PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
WellPoint, Inc.(a)                                      1,043,750   $ 74,711,625
                                                                    ------------
                                                                     155,168,731
                                                                    ------------
                                                                     358,038,694
                                                                    ------------
Finance-16.4%
Banking - Money Center-4.0%
JPMorgan Chase & Co.                                      823,700     35,122,568
UBS AG                                                    280,400     31,746,888
                                                                    ------------
                                                                      66,869,456
                                                                    ------------
Banking - Regional-0.9%
Northern Trust Corp.                                      273,300     15,282,936
                                                                    ------------
Brokerage & Money Management-7.8%
Franklin Resources, Inc.                                  403,100     36,258,845
Legg Mason, Inc.                                          415,940     39,901,124
Merrill Lynch & Co., Inc.                                 385,600     27,921,296
The Goldman Sachs Group, Inc.                             166,450     25,125,628
                                                                    ------------
                                                                     129,206,893
                                                                    ------------
Insurance-2.7%
ACE, Ltd.                                                  86,900      4,498,813
American International Group, Inc.                        660,160     40,137,728
                                                                    ------------
                                                                      44,636,541
                                                                    ------------
Miscellaneous-1.0%
Nasdaq Stock Market Inc.(a)                               332,220     10,112,777
NYSE Group, Inc.(a)                                       103,100      6,165,380
                                                                    ------------
                                                                      16,278,157
                                                                    ------------
                                                                     272,273,983
                                                                    ------------
Consumer Services-10.5%
Cellular Communications-1.0%
America Movil S.A. de C.V. (ADR)                          502,400     16,408,384
                                                                    ------------
Restaurants & Lodging-3.7%
Hilton Hotels Corp.                                       397,300     10,909,858
Las Vegas Sands Corp.(a)                                  216,150     15,262,352
McDonald's Corp.                                          631,250     20,938,562
Starbucks Corp.(a)                                        127,050      4,529,333
Starwood Hotels & Resorts Worldwide, Inc.                 146,050      8,923,655
                                                                    ------------
                                                                      60,563,760
                                                                    ------------
Retail - General Merchandise-5.8%
eBay, Inc.(a)                                             992,830     32,574,752
Lowe's Cos., Inc.                                         535,950     33,378,966
Target Corp.                                              619,250     30,293,710
                                                                    ------------
                                                                      96,247,428
                                                                    ------------
                                                                     173,219,572
                                                                    ------------
Energy-9.9%
Oil Service-9.9%
Baker Hughes, Inc.                                        180,900     15,611,670


      ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. LARGE CAP GROWTH PORTFOLIO o 2

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                    420,200   $   25,266,626
Halliburton Co.                                        987,300       73,642,707
Nabors Industries, Ltd.(a)                             899,700       32,308,227
Schlumberger, Ltd.                                     268,500       17,605,545
                                                                 --------------
                                                                    164,434,775
                                                                 --------------
Consumer Staples-5.2%
Household Products-3.9%
The Procter & Gamble Co.                             1,196,800       64,926,400
                                                                 --------------
Retail - Food & Drug-1.3%
Walgreen Co.                                           255,100       10,357,060
Whole Foods Market, Inc.                               172,160       11,190,400
                                                                 --------------
                                                                     21,547,460
                                                                 --------------
                                                                     86,473,860
                                                                 --------------
Aerospace & Defense-4.3%
Aerospace-4.3%
Rockwell Collins, Inc.                                 210,350       11,485,110
The Boeing Co.                                         712,700       59,332,275
                                                                 --------------
                                                                     70,817,385
                                                                 --------------
Basic Industry-1.3%
Chemicals-1.3%
Monsanto Co.                                           261,500       22,007,840
                                                                 --------------
Capital Goods-1.1%
Electrical Equipment-0.7%
Emerson Electric Co.                                   137,400       11,338,248
                                                                 --------------
Miscellaneous-0.4%
United Technologies Corp.                               98,400        6,151,968
                                                                 --------------
                                                                     17,490,216
                                                                 --------------
Multi-Industry Companies-0.6%
Textron, Inc.                                          111,000       10,093,230
                                                                 --------------
Transportation-0.6%
Railroads-0.6%
CSX Corp.                                              146,000        9,770,320
                                                                 --------------
Total Common Stocks
   (cost $1,593,967,436)                                          1,644,017,871
                                                                 --------------
SHORT-TERM INVESTMENT-1.7%
Time Deposit-1.7%
State Street Euro Dollar
   4.35%, 6/01/06
   (cost $28,258,000)                               $   28,258       28,258,000
                                                                 --------------


3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. LARGE CAP GROWTH PORTFOLIO

Total Investments - 100.9%
   (cost $1,622,225,436)                                          1,672,275,871
Other assets less liabilities - (0.9)%                              (15,302,131)
                                                                 --------------
Net Assets - 100%                                                $1,656,973,740
                                                                 --------------

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


      ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. LARGE CAP GROWTH PORTFOLIO o 4

AllianceBernstein Pooling Portfolios - Global Real Estate Investment Portfolio

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-96.2%
Real Estate Investment Trusts-96.2%
Apartments-9.5%
Archstone-Smith Trust                                     184,400   $  8,915,740
AvalonBay Communities, Inc.                               149,000     15,838,700
Boardwalk Real Estate Investment Trust                    263,300      6,262,787
Camden Property Trust                                     159,700     11,402,580
Canadian Apartment Properties REI                         115,000      1,767,544
Equity Residential Properties Trust                       318,400     14,041,440
Essex Property Trust, Inc.                                 42,500      4,526,250
Mid-America Apartment Communities, Inc.                    89,600      4,524,800
United Dominion Realty Trust, Inc.                        105,600      2,852,256
                                                                    ------------
                                                                      70,132,097
                                                                    ------------
Diversified-29.6%
British Land Co. Plc                                      847,953     20,106,070
Canadian Real Estate Investment Trust                     121,800      2,570,903
Capital & Regional Plc                                    418,389      7,578,709
Cominar Real Estate Investment Trust                      128,200      2,280,016
Eurocommercial Properties NV                               58,000      2,108,156
GPT Group                                               2,567,500      7,884,043
H&R Real Estate Investment                                282,100      5,501,142
Hammerson Plc                                             247,900      5,272,862
Hang Lung Properties, Ltd.                              5,710,000     10,010,834
IVG Immobilien AG                                          96,000      2,961,205
Kerry Properties, Ltd.                                  3,884,332     12,973,471
Land Securities Group Plc                                 459,130     15,641,378
Mitsui Fudosan Co., Ltd.                                1,382,000     28,394,104
New World Development, Ltd.                             6,137,000      9,823,033
Sino Land Co., Ltd                                      4,885,101      7,457,528
Stockland                                                 986,072      5,012,803
Sumitomo Realty & Development                             743,000     18,037,307
Sun Hung Kai Properties, Ltd.                             858,600      8,871,066
Unibail                                                   171,318     28,186,636
Vornado Realty Trust                                      176,800     15,892,552
Wereldhave NV                                              20,200      1,956,877
                                                                    ------------
                                                                     218,520,695
                                                                    ------------
Health Care-0.8%
Ventas, Inc.                                              178,500      5,790,540
                                                                    ------------
Industrial-8.5%
AMB Property Corp.                                         92,000      4,547,560
Ascendas Real Estate Investment Trust                   4,468,261      5,714,467


         1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - GLOBAL REAL ESTATE
                              INVESTMENT PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Bail Investissement Fonciere                              154,600   $ 10,035,541
Brixton Plc                                               362,800      3,267,027
First Potomac Realty Trust                                113,600      3,035,392
Macquarie Goodman Group                                 1,918,583      8,005,740
ProLogis Trust                                            378,600     18,721,770
Slough Estates Plc                                        473,050      5,389,725
Summit Real Estate Investment Trust                       174,100      3,997,266
                                                                    ------------
                                                                      62,714,488
                                                                    ------------
Lodging-5.3%
Equity Inns, Inc.                                         256,000      3,955,200
FelCor Lodging Trust, Inc.                                241,000      5,015,210
Host Hotels & Resorts, Inc.                               526,757     10,572,013
LaSalle Hotel Properties                                   90,050      3,739,776
Starwood Hotels & Resorts Worldwide, Inc.                  21,100      1,289,210
Strategic Hotels & Resorts, Inc.                          324,800      6,664,896
Sunstone Hotel Investors, Inc.                            283,000      7,839,100
                                                                    ------------
                                                                      39,075,405
                                                                    ------------
Office-17.5%
Alexandria Real Estate Equities, Inc.                     141,600     11,888,736
Allied Properties Real Estate Investment Trust            264,100      4,428,440
BioMed Realty Trust, Inc.                                  68,000      1,949,560
Boston Properties, Inc.                                   147,800     12,511,270
Brookfield Properties Corp.                               170,500      5,057,030
Corporate Office Properties Trust                         306,300     12,098,850
DB RREEF Trust                                          6,483,860      7,196,774
Derwent Valley Holdings Plc                                91,510      2,515,499
Digital Realty Trust, Inc.                                237,150      5,952,465
Dundee Real Estate Investment Trust                       117,100      2,988,362
Equity Office Properties Trust                            186,000      6,258,900
Inmobiliaria Colonial, SA                                  45,200      3,139,227
Japan Real Estate Investment Corp.                          1,020      9,243,609
Maguire Properties, Inc.                                  251,000      7,946,660
Nippon Building Fund, Inc.                                  2,611     26,713,247
Reckson Associates Realty Corp.                            79,400      3,052,136
SL Green Realty Corp.                                      61,300      6,081,573
                                                                    ------------
                                                                     129,022,338
                                                                    ------------
Regional Malls-7.6%
General Growth Properties, Inc.                           303,700     13,289,912
Liberty International Plc                                 234,900      4,578,761
Macerich Co.                                               66,400      4,575,624
RioCan Real Estate Investment Trust                       295,800      5,717,278
Simon Property Group, Inc.                                290,100     23,100,663
Taubman Centers, Inc.                                     133,000      5,173,700
                                                                    ------------
                                                                      56,435,938
                                                                    ------------
Retail-4.8%
CapitaMall Trust                                        3,565,800      4,862,384


            ALLIANCEBERNSTEIN POOLING PORTFOLIOS - GLOBAL REAL ESTATE
                            INVESTMENT PORTFOLIO o 2

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Citycon Oyj                                               660,000   $  2,919,809
Westfield Group                                         2,280,964     27,954,499
                                                                    ------------
                                                                      35,736,692
                                                                    ------------
Self Storage-2.0%
Public Storage, Inc.                                      202,200     14,493,696
                                                                    ------------
Shopping Centers-10.6%
Centro Properties Group                                   439,127      2,191,669
Developers Diversified Realty Corp.                       153,200      7,836,180
Federal Realty Investment Trust                            99,000      6,769,620
Japan Retail Fund Investment Corp.                          1,154      9,431,543
Kimco Realty Corp.                                        313,200     11,228,220
Klepierre                                                 125,100     13,663,006
Macquarie CountryWide Trust                             1,485,226      2,104,296
Primaris Retail Real Estate Investment Trust              400,000      6,144,349
Regency Centers Corp.                                     153,400      9,450,974
Rodamco Europe NV                                          65,340      6,472,579
Tanger Factory Outlet Centers, Inc.                       105,800      3,213,146
                                                                    ------------
                                                                      78,505,582
                                                                    ------------
Total Common Stocks
   (cost $634,588,637)                                               710,427,471
                                                                    ------------
SHORT-TERM INVESTMENT-2.2%
Time Deposit-2.2%
State Street Euro Dollar
   4.35%, 6/01/06
   (cost $16,421,000)                                  $   16,421     16,421,000
                                                                    ------------
Total Investments - 98.4%
   (cost $651,009,637)                                               726,848,471
Other assets less liabilities - 1.6%                                  11,758,942
                                                                    ------------
Net Assets - 100%                                                   $738,607,413
                                                                    ------------
COUNTRY BREAKDOWN*
   43.5%   United States
   12.6%   Japan
    8.8%   United Kingdom
    8.3%   Australia
    7.1%   France


         3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - GLOBAL REAL ESTATE
                              INVESTMENT PORTFOLIO

     6.8%   Hong Kong
     6.4%   Canada
     1.5%   Singapore
     1.5%   Netherlands
     0.4%   Spain
     0.4%   Germany
     0.4%   Finland

     2.3%   Short-Term Investments

* All data are as of May 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


           ALLIANCEBERNSTEIN POOLING PORTFOLIOS - GLOBAL REAL ESTATE
                            INVESTMENT PORTFOLIO o 4

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERNATIONAL VALUE PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-95.9%
Financial-32.8%
Banking-19.0%
Bank Hapoalim, Ltd.                                     1,664,800   $  7,740,979
Bank Leumi Le-Israel                                      736,900      2,764,410
Barclays Plc                                            1,831,300     21,182,185
Credit Agricole, SA                                       454,610     16,977,351
Credit Suisse Group(a)                                    394,500     22,815,986
Fortis                                                    282,600     10,315,906
HBOS Plc                                                  958,560     16,395,382
Kookmin Bank                                              164,700     13,326,271
Royal Bank of Scotland Group Plc                          698,900     22,549,342
Societe Generale                                          125,125     19,295,831
Standard Bank Group, Ltd.                                 472,700      5,483,840
Sumitomo Mitsui Financial Group, Inc.                       2,359     24,111,440
                                                                    ------------
                                                                     182,958,923
                                                                    ------------
Financial Services-3.1%
ORIX Corp.                                                103,300     29,854,602
                                                                    ------------
Insurance-10.7%
Assurances Generales de France                            164,000     19,862,079
Aviva Plc                                               1,273,223     17,660,384
Friends Provident Plc                                   2,813,720      9,340,218
ING Groep NV                                              922,011     36,119,379
Muenchener Rueckversicherungs-Gesellschaft AG             148,700     20,176,616
                                                                    ------------
                                                                     103,158,676
                                                                    ------------
                                                                     315,972,201
                                                                    ------------
Capital Equipment-12.4%
Aerospace & Defense-2.7%
BAE Systems Plc                                         1,488,100     10,637,112
European Aeronautic Defence & Space Co.                   428,190     15,267,465
                                                                    ------------
                                                                      25,904,577
                                                                    ------------
Automobiles-7.2%
Continental AG                                            261,700     28,647,412
Renault, SA                                               277,300     31,915,359
Toyota Motor Corp.                                        169,600      9,075,537
                                                                    ------------
                                                                      69,638,308
                                                                    ------------
Machinery & Engineering-2.5%
MAN AG                                                    186,400     13,446,033


1 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Sumitomo Heavy Industries, Ltd.                         1,152,000   $ 10,884,293
                                                                    ------------
                                                                      24,330,326
                                                                    ------------
                                                                     119,873,211
                                                                    ------------
Energy-11.0%
Energy Sources-10.5%
BP Plc                                                  1,135,800     13,388,570
Canadian Natural Resources, Ltd.                          214,300     11,284,067
China Petroleum & Chemical Corp.                       20,684,500     12,488,329
ENI SpA                                                   626,100     18,879,031
MOL Magyar Olaj-es Gazipari Rt.                            69,800      7,149,220
Petroleo Brasileiro, SA (ADR)                             257,300     19,647,428
Repsol YPF, SA                                            478,100     13,355,461
Total SA Rights for Arkema, expiring 6/26/06(b)            17,400         61,761
Total, SA                                                  69,600      4,514,451
                                                                    ------------
                                                                     100,768,318
                                                                    ------------
Oil & Gas Services-0.5%
PetroChina Co., Ltd. Cl.H                               4,412,000      4,773,638
                                                                    ------------
                                                                     105,541,956
                                                                    ------------
Industrial Commodities-9.4%
Chemicals-0.9%
Mitsui Chemicals, Inc.                                  1,280,000      9,047,133
                                                                    ------------
Forest & Paper-0.9%
Svenska Cellulosa AB Series B                             214,400      8,932,443
                                                                    ------------
Metal - Nonferrous-2.3%
Xstrata Plc                                               541,810     21,589,253
                                                                    ------------
Metal - Steel-5.3%
Arcelor                                                   299,160     12,777,707
JFE Holdings, Inc.                                        475,400     20,540,210
POSCO                                                      69,400     18,061,274
                                                                    ------------
                                                                      51,379,191
                                                                    ------------
                                                                      90,948,020
                                                                    ------------
Technology/Electronics-7.5%
Data Processing-2.4%
Canon, Inc.                                               327,000     22,890,732
                                                                    ------------
Electrical & Electronics-1.1%
Compal Electronics, Inc. (GDR)(c)                       2,106,707     10,744,206
                                                                    ------------
Electronic Components & Instruments-4.0%
Flextronics International, Ltd.(b)                        584,400      6,580,344
Samsung Electronics Co., Ltd.                              12,150      7,818,323
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)      1,586,834     15,027,318


                             ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO o 2

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
United Microelectronics Corp.                          14,296,000    $ 8,937,903
                                                                     -----------
                                                                      38,363,888
                                                                     -----------
                                                                      71,998,826
                                                                     -----------
Consumer Staples-7.2%
Beverages & Tobacco-4.6%
British American Tobacco Plc                              930,800     23,274,573
Japan Tobacco, Inc.                                         5,870     20,966,039
                                                                     -----------
                                                                      44,240,612
                                                                     -----------
Food & Household Products-2.6%
Delhaize Group                                             82,701      5,310,703
J Sainsbury Plc                                         2,501,900     14,947,809
Tate & Lyle Plc                                           453,842      4,849,663
                                                                     -----------
                                                                      25,108,175
                                                                     -----------
                                                                      69,348,787
                                                                     -----------
Utilities-4.8%
Utility (Electric & Gas)-4.8%
E.ON AG                                                   184,200     21,356,435
Endesa, SA                                                539,400     18,078,881
RWE AG                                                     84,650      7,261,390
                                                                     -----------
                                                                      46,696,706
                                                                     -----------
Telecommunications-3.3%
China Netcom Group Corp., Ltd.                          1,118,000      1,755,779
Singapore Telecommunications, Ltd.                      3,937,840      6,323,909
Vodafone Group Plc                                     10,380,500     23,897,265
                                                                     -----------
                                                                      31,976,953
                                                                     -----------
Medical-2.7%
Health & Personal Care-2.7%
AstraZeneca Plc                                            45,400      2,399,898
GlaxoSmithKline Plc                                       246,300      6,811,528
Sanofi-Aventis                                            181,519     17,127,573
                                                                     -----------
                                                                      26,338,999
                                                                     -----------
Construction & Housing-2.3%
Building Materials-0.5%
Buzzi Unicem SpA                                          194,400      4,473,636
                                                                     -----------
Construction & Housing-1.8%
George Wimpey Plc                                         515,700      4,463,555
Leopalace21 Corp.                                          89,400      2,698,793
Persimmon Plc                                             158,400      3,558,745
Taylor Woodrow Plc                                      1,035,400      6,510,916
                                                                     -----------
                                                                      17,232,009
                                                                     -----------
                                                                      21,705,645
                                                                     -----------


3 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Transportation-1.7%
Transportation - Airlines-1.0%
Deutsche Lufthansa AG                                     544,800   $  9,543,663
                                                                    ------------
Transportation - Shipping-0.7%
Mitsui O.S.K. Lines, Ltd.                                 972,000      6,855,653
                                                                    ------------
                                                                      16,399,316
                                                                    ------------
Consumer Cyclicals-0.8%
Leisure & Tourism-0.8%
Whitbread Plc                                             392,699      7,710,606
                                                                    ------------
Total Common Stocks
   (cost $746,555,669)                                               924,511,226
                                                                    ------------
SHORT-TERM INVESTMENT-3.2%
Time Deposit-3.2%
State Street Euro Dollar
   4.35%, 6/01/06
   (cost $30,600,000)                                    $ 30,600     30,600,000
                                                                    ------------
Total Investments - 99.1%
   (cost $777,155,669)                                               955,111,226
Other assets less liabilities(d) - 0.9%                                8,372,746
                                                                    ------------
Net Assets - 100%                                                   $963,483,972
                                                                    ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                         Value at
                   Number of  Expiration    Original     May 31,     Unrealized
Type               Contracts     Month       Value         2006     Depreciation
--------------------------------------------------------------------------------
EURO STOXX 50         220      June 2006  $10,670,224  $10,230,447    $(439,777)


                             ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO o 4

FORWARD EXCHANGE CURRENCY CONTRACT

                                             U.S. $       U.S. $
                               Contract     Value at     Value at
                                Amount      Original      May 31,    Unrealized
                                 (000)        Date         2006     Depreciation
--------------------------------------------------------------------------------
Buy Contracts:
Swiss Francs

Settling 6/15/06............     5,000    $ 4,155,240  $ 4,109,950  $   (45,290)

Sale Contracts:
Swiss Francs

Settling 06/15/06...........    27,860     21,707,963   22,900,638   (1,192,675)

(a) Positions, or portion thereof, with an aggregate market value of $22,815,986 have been segregated to collateralize open forward exchange currency contracts.

(b)  Non-income producing security.

(c) Security is exempt from registration under rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the market value of this security amounted to $10,744,206 or 1.1% of net assets.

(d) An amount of U.S. $817,534 has been segregated as collateral for financial futures contracts outstanding at May 31, 2006.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

COUNTRY BREAKDOWN*

     24.2% United Kingdom
     26.4% Japan
     14.4% France
     10.5% Germany
      4.1% South Korea
      3.8% Netherlands
      3.6% Taiwan
      3.3% Spain
      2.5% Italy
      2.4% Switzerland
      2.1% Brazil
      2.0% China
      7.5% Other

      3.2% Short-Term

* All data are as of May 31, 2006. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weighting represent less than 2% weighting in Belgium, Canada, Hungary, Israel, Singapore, South Africa and Sweeden.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


5 o ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO

AllianceBernstein Pooling Portfolios - International Growth Portfolio

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-95.6%
Finance-32.2%
Banking - Money Center-21.1%
Banco Bilbao Vizcaya Argentaria, SA                       868,651   $ 18,014,486
BNP Paribas, SA                                           271,408     25,321,775
Commerzbank AG                                            424,695     16,004,284
Credit Suisse FB Nassau Bank of America
   Warrants, expiring 9/18/08(a)                          426,400     12,633,379
Credit Suisse Group                                       349,995     20,242,031
EFG Eurobank Ergasias                                      25,556        726,950
Mitsubishi Tokyo Financial Group, Inc.                      1,657     22,768,346
Standard Chartered Plc                                    306,925      7,533,345
Sumitomo Mitsui Financial Group, Inc.                       2,100     21,464,190
UBS AG                                                    252,739     28,640,438
                                                                    ------------
                                                                     173,349,224
                                                                    ------------
Banking - Regional-0.7%
UniCredito Italiano SpA                                   802,554      6,116,982
                                                                    ------------
Brokerage & Money Management-4.0%
Man Group Plc                                             136,417      5,970,078
Nomura Holdings, Inc.                                   1,354,000     26,661,550
                                                                    ------------
                                                                      32,631,628
                                                                    ------------
Insurance-5.9%
ING Groep NV                                              681,283     26,688,965
Prudential Plc                                            909,453      9,882,970
QBE Insurance Group, Ltd.                                 746,667     12,088,089
                                                                    ------------
                                                                      48,660,024
                                                                    ------------
Miscellaneous-0.5%
ORIX Corp.                                                 14,500      4,190,626
                                                                    ------------
                                                                     264,948,484
                                                                    ------------
Technology-10.5%
Computer Hardware/Storage-1.0%
NEC Corp.                                               1,352,000      8,148,815
                                                                    ------------
Computer Peripherals-0.7%
JP Morgan International, Ltd.Foxconn Technologies
   Warrants, expiring 8/22/08(a)                          713,000      5,646,960
                                                                    ------------
Computer Services-3.2%
Cap Gemini, SA                                            481,818     26,457,322
                                                                    ------------
Electric Components-0.3%
Largan Precision Co., Ltd.                                120,000      2,545,943
                                                                    ------------


1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERNATIONAL GROWTH PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Software-3.0%
SAP AG                                                   118,254     $24,876,440
                                                                     -----------
Miscellaneous-2.3%
Canon, Inc.                                              154,300      10,801,346
Hoya Corp.                                               205,800       7,888,902
                                                                     -----------
                                                                      18,690,248
                                                                     -----------
                                                                      86,365,728
                                                                     -----------
Health Care-8.4%
Drugs-6.8%
Novartis AG                                              377,951      20,959,367
Roche Holding AG                                         137,458      21,416,401
Sanofi-Aventis                                            70,704       6,671,411
Takeda Pharmaceutical Co., Ltd.                          109,600       7,100,250
                                                                     -----------
                                                                      56,147,429
                                                                     -----------
Medical Products-1.6%
Essilor International SA                                  57,808       5,822,268
Nobel Biocare Holding AG                                  28,897       7,011,905
                                                                     -----------
                                                                      12,834,173
                                                                     -----------
                                                                      68,981,602
                                                                     -----------
Consumer Manufacturing-8.0%
Appliances-0.7%
Sony Corp.                                               119,000       5,370,991
                                                                     -----------
Auto & Related-3.1%
Honda Motor Co., Ltd.                                    107,800       7,108,258
Toyota Motor Corp.                                       345,500      18,488,196
                                                                     -----------
                                                                      25,596,454
                                                                     -----------
Building & Related-4.2%
CRH Plc                                                  430,539      14,456,119
Rinker Group, Ltd.                                       492,584       6,937,959
Vinci, SA                                                147,631      13,576,248
                                                                     -----------
                                                                      34,970,326
                                                                     -----------
                                                                      65,937,771
                                                                     -----------
Consumer Services-7.3%
Advertising-0.5%
WPP Group Plc                                            338,142       4,168,299
                                                                     -----------
Broadcasting & Cable-1.6%
Societe Television Francaise 1                           384,158      12,694,493
                                                                     -----------
Cellular Communications-1.6%
America Movil S.A. de C.V. (ADR)                         399,300      13,041,138
                                                                     -----------
Printing & Publishing-0.4%
Naspers Ltd.                                             196,548       3,595,832
                                                                     -----------
Retail - General Merchandise-3.2%
Luxottica Group SpA                                      434,225      11,823,187


       ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERNATIONAL GROWTH PORTFOLIO o 2

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Marks & Spencer Group Plc                               1,448,623    $14,718,054
                                                                     -----------
                                                                      26,541,241
                                                                     -----------
                                                                      60,041,003
                                                                     -----------
Basic Industry-7.1%
Mining & Metals-7.1%
BHP Billiton Plc                                          762,785     14,899,487
China Shenhua Energy Co., Ltd. Cl.H                     3,668,000      6,244,608
POSCO                                                      21,661      5,637,251
Rio Tinto Plc                                             451,975     25,079,619
Xstrata Plc                                               177,501      7,072,801
                                                                     -----------
                                                                      58,933,766
                                                                     -----------
Capital Goods-6.0%
Electrical Equipment-2.1%
Atlas Copco AB Cl.A                                       621,603     16,860,651
Sumitomo Electric Industries, Ltd.                         23,600        339,345
                                                                     -----------
                                                                      17,199,996
                                                                     -----------
Engineering & Construction-1.9%
ABB, Ltd.                                               1,268,954     16,014,649
                                                                     -----------
Machinery-0.5%
Komatsu, Ltd.                                             190,000      3,830,679
                                                                     -----------
Miscellaneous-1.5%
Nitto Denko Corp.                                         157,100     12,125,759
                                                                     -----------
                                                                      49,171,083
                                                                     -----------
Energy-5.2%
International-5.2%
ENI SpA                                                   327,262      9,868,055
LUKOIL (ADR)                                               78,564      6,080,854
Norsk Hydro ASA                                           679,307     19,137,746
Petroleo Brasileiro, SA (ADR)                              87,000      7,555,950
                                                                     -----------
                                                                      42,642,605
                                                                     -----------
Consumer Staples-4.7%
Beverages-1.7%
Companhia de Bebidas das Americas (ADR)                    96,400      3,951,436
SABMiller Plc                                             527,974      9,871,027
                                                                     -----------
                                                                      13,822,463
                                                                     -----------
Food-1.6%
Nestle SA                                                  45,027     13,442,031
                                                                     -----------
Tobacco-1.4%
British American Tobacco Plc                              447,729     11,195,425
                                                                     -----------
                                                                      38,459,919
                                                                     -----------
Multi-Industry Companies-3.3%
Mitsui & Co., Ltd.                                      1,911,000     27,105,607
                                                                    ------------


3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERNATIONAL GROWTH PORTFOLIO

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
 -------------------------------------------------------------------------------
Aerospace & Defense-1.9%
Aerospace-1.9%
BAE Systems Plc                                          564,919    $  4,038,107
European Aeronautic Defence & Space Co.                  339,865      12,118,165
                                                                    ------------
                                                                      16,156,272
                                                                    ------------
Utilities-1.0%
Electric & Gas Utility-1.0%
BG Group Plc                                             643,607       8,567,638
                                                                    ------------
Total Common Stocks & Other Investments
   (cost $709,731,459)                                               787,311,478
                                                                    ------------
SHORT-TERM INVESTMENT-3.3%
Time Deposit-3.3%
State Street Euro Dollar
   4.35%, 6/01/06
   (cost $26,918,000)                                    $26,918      26,918,000
                                                                    ------------
Total Investments - 98.9%
   (cost $736,649,459)                                               814,229,478
Other assets less liabilities - 1.1%                                   9,015,852
                                                                    ------------
Net Assets - 100%                                                   $823,245,330
                                                                    ------------

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt

COUNTRY BREAKDOWN*
                  22.5%   Japan
                  15.7%   Switzerland
                  15.1%   United Kingdom
                  12.6%   France
                   5.0%   Germany
                   3.4%   Italy
                   3.3%   Netherlands
                   2.4%   Norway
                   2.3%   Australia
                   2.2%   Spain


       ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERNATIONAL GROWTH PORTFOLIO o 4

                   2.1%   Sweden
                  10.1%   Other

                   3.3%   Short-Term

* All data is as of May 31, 2006. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weighting represent less than 2% weighting in Bahamas, Brazil, Greece, Ireland, Russia, South Africa, South Korea, and Taiwan.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


5 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERNATIONAL GROWTH PORTFOLIO

AllianceBernstein Pooling Portfolios - Small/Mid Cap Value Portfolio PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-94.1%
Financial-24.7%
Major Regional Banks-4.6%
Central Pacific Financial Corp.                           112,900   $  4,061,013
Trustmark Corp.                                           173,161      5,196,562
UnionBanCal Corp.                                          64,800      4,383,720
Whitney Holding Corp.                                     162,000      5,854,680
                                                                    ------------
                                                                      19,495,975
                                                                    ------------
Multi-Line Insurance-1.5%
StanCorp Financial Group, Inc.                            125,700      6,136,674
                                                                    ------------
Property - Casualty Insurance-7.4%
Arch Capital Group, Ltd.(a)                                98,396      5,647,930
Aspen Insurance Holdings, Ltd.                            171,000      3,705,570
Old Republic International Corp.                          310,375      6,632,714
PartnerRe, Ltd.                                            14,800        909,016
Platinum Underwriters Holdings, Ltd.                      212,700      5,730,138
Radian Group, Inc.                                        118,700      7,254,944
RenaissanceRe Holdings, Ltd.                               35,000      1,576,750
                                                                    ------------
                                                                      31,457,062
                                                                    ------------
Real Estate Investment Trust-3.2%
Digital Realty Trust, Inc.                                138,025      3,464,427
FelCor Lodging Trust, Inc.                                330,300      6,873,543
Strategic Hotels & Resorts, Inc.                          101,000      2,072,520
Sunstone Hotel Investors, Inc.                             32,700        905,790
                                                                    ------------
                                                                      13,316,280
                                                                    ------------
Savings & Loan-6.3%
Astoria Financial Corp.                                   204,900      6,200,274
MAF Bancorp, Inc.                                         112,100      4,852,809
Provident Financial Services, Inc.                        286,900      5,267,484
Sovereign Bancorp, Inc.                                   151,800      3,385,140
Washington Federal, Inc.                                   42,600        977,244
Webster Financial Corp.                                   127,000      6,158,230
                                                                    ------------
                                                                      26,841,181
                                                                    ------------
Miscellaneous Financial-1.7%
AG Edwards, Inc.                                          133,300      7,144,880
                                                                    ------------
                                                                     104,392,052
                                                                    ------------


1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP VALUE PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Capital Equipment-14.4%
Aerospace & Defense-1.3%
Goodrich Corp.                                            125,941    $ 5,368,865
                                                                     -----------
Auto & Truck Parts-2.5%
ArvinMeritor, Inc.                                        286,700      4,807,959
TRW Automotive Holdings Corp.(a)                          217,000      5,943,630
                                                                     -----------
                                                                      10,751,589
                                                                     -----------
Electrical Equipment-4.7%
Acuity Brands, Inc.                                       166,500      6,643,350
Checkpoint Systems, Inc.(a)                               171,100      3,865,149
Cooper Industries, Ltd. Cl.A                               63,600      5,664,216
The Genlyte Group, Inc.(a)                                 50,000      3,489,000
                                                                     -----------
                                                                      19,661,715
                                                                     -----------
Machinery-3.0%
Moog, Inc. Cl.A(a)                                        153,100      5,323,287
Terex Corp.(a)                                             82,000      7,503,000
                                                                     -----------
                                                                      12,826,287
                                                                     -----------
Miscellaneous Capital Goods-2.9%
Hanover Compressor Co.(a)                                 298,975      5,372,581
SPX Corp.                                                 129,850      6,831,408
                                                                     -----------
                                                                      12,203,989
                                                                     -----------
                                                                      60,812,445
                                                                     -----------
Consumer Growth-8.6%
Drugs-0.5%
Endo Pharmaceuticals Holdings, Inc.(a)                     69,584      2,041,595
                                                                     -----------
Entertainment-1.6%
Vail Resorts, Inc.(a)                                     190,200      6,837,690
                                                                     -----------
Hospital Management-0.9%
Universal Health Services, Inc. Cl.B                       76,300      3,872,988
                                                                     -----------
Hospital Supplies-1.0%
Owens & Minor, Inc.                                       153,400      4,555,980
                                                                     -----------
Other Medical-1.5%
PerkinElmer, Inc.                                         300,000      6,258,000
                                                                     -----------
Photography-1.4%
IKON Office Solutions, Inc.                               453,500      5,859,220
                                                                     -----------
Publishing-1.2%
Reader's Digest Association, Inc. Cl.A                    350,800      4,991,884
                                                                     -----------
Miscellaneous Consumer Growth-0.5%
URS Corp.(a)                                               50,200      2,127,978
                                                                     -----------
                                                                      36,545,335
                                                                     -----------
Consumer Cyclicals-7.6%
Apparel Manufacturing-1.7%
Liz Claiborne, Inc.                                       119,000      4,601,730


        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP VALUE PORTFOLIO o 2

Company                                                    Shares   U.S. $ Value
-------------------------------------------------------------------------------
V. F. Corp.                                                43,800   $ 2,756,334
                                                                    -----------
                                                                      7,358,064
                                                                    -----------
Home Furnishings-0.8%
Furniture Brands International, Inc.                      157,800     3,395,856
                                                                    -----------
Retailers-5.1%
AutoNation, Inc.(a)                                       119,138     2,584,103
Borders Group, Inc.                                       180,700     3,751,332
Insight Enterprises, Inc.(a)                              168,500     3,056,590
Office Depot, Inc.(a)                                     164,100     6,821,637
Payless Shoesource, Inc.(a)                               202,000     5,389,360
                                                                    -----------
                                                                     21,603,022
                                                                    -----------
                                                                     32,356,942
                                                                    -----------
Technology-7.6%
Communication - Equipment Manufacturers-1.3%
ADC Telecommunications, Inc.(a)                            81,200     1,455,104
Andrew Corp.(a)                                           381,000     3,855,720
                                                                    -----------
                                                                      5,310,824
                                                                    -----------
Computer / Instrumentation-1.8%
Celestica, Inc.(a)                                        507,800     4,829,178
Sanmina-SCI Corp.(a)                                      504,600     2,371,620
Solectron Corp.(a)                                        150,700       536,492
                                                                    -----------
                                                                      7,737,290
                                                                    -----------
Computer Services/Software-1.5%
CSG Systems International, Inc.(a)                        206,000     4,795,680
Intergraph Corp.(a)                                        41,647     1,480,551
                                                                    -----------
                                                                      6,276,231
                                                                    -----------
Semiconductors-1.7%
AVX Corp.                                                 101,000     1,653,370
Vishay Intertechnology, Inc.(a)                           349,900     5,685,875
                                                                    -----------
                                                                      7,339,245
                                                                    -----------
Miscellaneous Industrial Technology-1.3%
Arrow Electronics, Inc.(a)                                107,600     3,497,000
Tech Data Corp.(a)                                         53,300     1,934,790
                                                                    -----------
                                                                      5,431,790
                                                                    -----------
                                                                     32,095,380
                                                                    -----------
Services-6.9%
Air Transportation-1.9%
Alaska Air Group, Inc.(a)                                 132,000     5,113,680
Continental Airlines, Inc. Cl.B(a)                        122,200     3,030,560
                                                                    -----------
                                                                      8,144,240
                                                                    -----------


3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP VALUE PORTFOLIO

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Railroads-1.6%
Laidlaw International, Inc.                               268,900    $ 6,776,280
                                                                     -----------

Truckers-1.6%
Con-way, Inc.                                             110,000      6,499,900
                                                                     -----------
Miscellaneous Industrial Transportation-1.8%
GATX Corp.                                                178,000      7,726,980
                                                                     -----------
                                                                      29,147,400
                                                                     -----------
Consumer Staples-6.3%
Foods-3.0%
Corn Products International, Inc.                          60,000      1,600,800
Performance Food Group Co.(a)                             218,700      7,127,433
Universal Corp.                                           108,150      3,986,409
                                                                     -----------
                                                                      12,714,642
                                                                     -----------
Restaurants-2.2%
Jack in the Box, Inc.(a)                                   97,100      4,045,186
Papa John's International, Inc.(a)                        161,364      5,076,511
                                                                     -----------
                                                                       9,121,697
                                                                     -----------
Retail - Food-0.2%
SUPERVALU, Inc.                                            35,000      1,020,600
                                                                     -----------
Retail Stores - Drugs-0.9%
Longs Drug Stores Corp.                                    85,725      3,946,779
                                                                     -----------
                                                                      26,803,718
                                                                     -----------
Industrial Commodities-6.3%
Aluminum-1.7%
CommScope, Inc.(a)                                        195,000      5,699,850
Mueller Industries, Inc.                                   51,000      1,665,150
                                                                     -----------
                                                                       7,365,000
                                                                     -----------
Chemicals-0.5%
Albemarle Corp.                                            43,500      2,088,000
                                                                     -----------
Containers - Metal/Glass/Paper-1.2%
Owens-Illinois, Inc.(a)                                   294,200      5,001,400
                                                                     -----------
Miscellaneous Metals-1.6%
Reliance Steel & Aluminum Co.                              32,800      2,644,008
Silgan Holdings, Inc.                                     112,000      4,187,680
                                                                     -----------
                                                                       6,831,688
                                                                     -----------
Steel-0.7%
Quanex Corp.                                               78,800      3,098,416
                                                                     -----------
Miscellaneous Industrial Commodities-0.6%
United Stationers, Inc.(a)                                 51,700      2,399,914
                                                                     -----------
                                                                      26,784,418
                                                                     -----------


        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP VALUE PORTFOLIO o 4

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Utilities-5.5%
Electric Companies-5.5%
Allegheny Energy, Inc.(a)                                 230,000   $  8,388,100
Constellation Energy Group, Inc.                           40,300      2,083,510
Northeast Utilities                                       231,900      4,691,337
Puget Energy, Inc.                                        147,600      3,127,644
Wisconsin Energy Corp.                                    123,500      4,923,945
                                                                    ------------
                                                                      23,214,536
                                                                    ------------
Energy-4.2%
Offshore Drilling-1.5%
Rowan Cos., Inc.                                          162,000      6,450,840
                                                                     -----------
Oils -  Integrated Domestic-0.9%
Hess Corp.                                                 25,900      3,885,000
                                                                    ------------
Oils - Integrated International-1.2%
Plains Exploration & Production Co.(a)                    141,000      5,033,700
                                                                    ------------
Oil Well Equipment & Services-0.6%
Todco Cl.A                                                 56,500      2,495,605
                                                                    ------------
                                                                      17,865,145
                                                                    ------------

Non-Financial-2.0%
Building Materials - Cement-0.2%
Texas Industries, Inc.                                     18,000        881,460
                                                                    ------------
Miscellaneous Building-1.8%
Harsco Corp.                                               28,100      2,276,662
Quanta Services, Inc.(a)                                  317,100      5,279,715
                                                                    ------------
                                                                       7,556,377
                                                                    ------------
                                                                       8,437,837
                                                                    ------------
Total Common Stocks
   (cost $374,834,789)                                               398,455,208
                                                                    ------------

SHORT-TERM INVESTMENT-5.8%
Time Deposit-5.8%
State Street Euro Dollar
   4.35%, 6/01/06
   (cost $24,593,000)                                    $ 24,593     24,593,000
                                                                    ------------
Total Investments - 99.9%
   (cost $399,427,789)                                               423,048,208
Other assets less liabilities - 0.1%                                     579,717
                                                                    ------------
Net Assets - 100%                                                   $423,627,925
                                                                    ------------

(a)  Non-income producing security.


5 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP VALUE PORTFOLIO

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

           ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP VALUE
                                 PORTFOLIO o 6

AllianceBernstein Pooling Portfolios - Small/Mid Cap Growth Portfolio PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-98.8%
Consumer Services-31.7%
Advertising-2.4%
aQuantive, Inc.(a)                                       344,100   $  8,530,239
Getty Images, Inc.(a)                                     19,100      1,254,297
                                                                   ------------
                                                                      9,784,536
                                                                   ------------
Apparel-2.4%
Carter's, Inc.(a)                                        123,300      7,205,652
Under Armour, Inc. Cl.A(a)                                77,900      2,781,030
                                                                   ------------
                                                                      9,986,682
                                                                   ------------
Cellular Communications-2.1%
NeuStar, Inc. Cl.A(a)                                    272,700      8,772,759
                                                                   ------------
Entertainment & Leisure-0.7%
Activision, Inc.(a)                                      208,854      2,729,722
                                                                   ------------
Gaming-1.0%
Station Casinos, Inc.                                     58,500      4,270,500
                                                                   ------------
Printing & Publishing-2.0%
VistaPrint, Ltd.(a)                                      262,900      8,326,043
                                                                   ------------
Restaurants & Lodging-2.9%
Gaylord Entertainment Co.(a)                              84,400      3,698,408
Orient-Express Hotels, Ltd. Cl.A                         220,700      8,466,052
                                                                   ------------
                                                                     12,164,460
                                                                   ------------
Retail - General Merchandise-3.7%
Dick's Sporting Goods, Inc.(a)                           191,500      7,445,520
Select Comfort Corp.(a)                                  181,100      5,932,836
Williams-Sonoma, Inc.                                     60,200      2,176,230
                                                                   ------------
                                                                     15,554,586
                                                                   ------------
Miscellaneous-14.5%
CB Richard Ellis Group, Inc. Cl.A(a)                     117,900      9,121,923
Iron Mountain, Inc.(a)                                   162,300      5,995,362
Laureate Education, Inc.(a)                              107,130      5,059,750
MSC Industrial Direct Co., Inc. Cl.A                     152,600      7,054,698
Robert Half International, Inc.                          126,600      5,195,664
Strayer Education, Inc.                                   97,400      9,710,780
The Corporate Executive Board Co.                         75,000      7,629,000
West Corp.(a)                                            212,600     10,315,352
                                                                   ------------
                                                                     60,082,529
                                                                   ------------
                                                                    131,671,817
                                                                   ------------


1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP GROWTH PORTFOLIO

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Technology-20.4%
Communication Equipment-1.8%
Ciena Corp.(a)                                         1,175,000   $  4,923,250
Redback Networks, Inc.(a)                                114,000      2,723,460
                                                                   ------------
                                                                      7,646,710
                                                                   ------------
Computer Services-5.1%
Alliance Data Systems Corp.(a)                           211,000     11,197,770
Cognizant Technology Solutions Corp. Cl.A(a)              55,200      3,256,800
Global Cash Access, Inc.(a)                              200,200      3,105,102
Global Payments, Inc.                                     74,700      3,479,526
                                                                   ------------
                                                                     21,039,198
                                                                   ------------
Semiconductor Components-7.3%
Integrated Device Technology, Inc.(a)                    159,100      2,281,494
Intersil Corp. Cl.A                                      373,300     10,008,173
Lam Research Corp.(a)                                     32,800      1,469,112
Microsemi Corp.(a)                                       199,000      4,772,020
PMC-Sierra, Inc.(a)                                      795,300      7,666,692
Semtech Corp.(a)                                         252,900      4,233,546
                                                                   ------------
                                                                     30,431,037
                                                                   ------------
Software-2.3%
BEA Systems, Inc.(a)                                     120,100      1,628,556
Business Objects S.A. (ADR)(a)                            77,900      2,297,271
Quest Software, Inc.(a)                                  388,900      5,397,932
                                                                   ------------
                                                                      9,323,759
                                                                   ------------
Miscellaneous-3.9%
Amphenol Corp. Cl.A                                      146,040      8,112,522
Electronics for Imaging, Inc.(a)                         344,100      8,062,263
                                                                   ------------
                                                                     16,174,785
                                                                   ------------
                                                                     84,615,489
                                                                   ------------
Health Care-16.3%
Biotechnology-2.8%
BioMarin Pharmaceutical, Inc.(a)                         113,600      1,475,664
Cubist Pharmaceuticals, Inc.(a)                          166,800      3,948,156
Nektar Therapeutics(a)                                    87,600      1,751,124
PDL BioPharma, Inc.(a)                                   178,500      3,614,625
ZymoGenetics, Inc.(a)                                     51,900        895,275
                                                                   ------------
                                                                     11,684,844
                                                                   ------------
Medical Products-2.2%
Kyphon, Inc.(a)                                          133,100      5,282,739
Ventana Medical Systems, Inc.(a)                          84,400      4,005,624
                                                                   ------------
                                                                      9,288,363
                                                                   ------------
Medical Services-9.5%
Omnicare, Inc.                                            84,600      3,922,056
Psychiatric Solutions, Inc.(a)                           321,300      9,446,220
ResMed, Inc.(a)                                          126,600      5,755,236


       ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP GROWTH PORTFOLIO o 2

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Stericycle, Inc.(a)                                       98,000   $  6,533,660
United Surgical Partners International, Inc.(a)          163,900      5,098,929
WellCare Health Plans, Inc.(a)                           177,747      8,842,913
                                                                   ------------
                                                                     39,599,014
                                                                   ------------
Services-1.8%
Chemed Corp.                                             136,300      7,339,755
                                                                   ------------
                                                                     67,911,976
                                                                   ------------
Energy-10.7%
Domestic Producers-2.9%
Bill Barrett Corp.(a)                                    178,500      5,729,850
Newfield Exploration Co.(a)                              149,300      6,379,589
                                                                   ------------
                                                                     12,109,439
                                                                   ------------
Oil Service-7.1%
Cameron International Corp.(a)                           146,100      6,852,090
CARBO Ceramics, Inc.                                      94,100      4,730,407
Complete Production Services, Inc.(a)                    185,000      4,430,750
Grant Prideco, Inc.(a)                                   233,700     11,226,948
Superior Energy Services, Inc.(a)                         71,400      2,349,060
                                                                   ------------
                                                                     29,589,255
                                                                   ------------
Miscellaneous-0.7%
EXCO Resources, Inc.(a)                                  237,000      2,844,000
                                                                   ------------
                                                                     44,542,694
                                                                   ------------
Finance-6.1%
Brokerage & Money Management-5.6%
Affiliated Managers Group, Inc.(a)                        61,650      5,560,830
Blackrock, Inc. Cl.A                                      34,900      4,676,600
Lazard Ltd. Cl.A                                         188,300      7,471,744
OptionsXpress Holdings, Inc.                             198,000      5,704,380
                                                                   ------------
                                                                     23,413,554
                                                                   ------------
Mortgage Banking-0.5%
First Republic Bank                                       45,400      1,907,708
                                                                   ------------
                                                                     25,321,262
                                                                   ------------
Capital Goods-4.0%
Electrical Equipment-1.2%
AMETEK, Inc.                                             113,600      5,183,568
                                                                   ------------
Engineering & Construction-1.3%
Granite Construction, Inc.                               126,600      5,232,378
                                                                   ------------
Miscellaneous-1.5%
IDEX Corp.                                               126,550      6,118,693
                                                                   ------------
                                                                     16,534,639
                                                                   ------------
Basic Industry-3.9%
Mining & Metals-3.9%
Allegheny Technologies, Inc.                              80,580      5,127,305
Joy Global, Inc.                                         207,750     11,164,485


3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP GROWTH PORTFOLIO

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------
                                                                   ------------
                                                                     16,291,790
                                                                   ------------
Transportation-1.8%
Air Freight-1.8%
C.H. Robinson Worldwide, Inc.                             74,700   $  3,289,788
UTI Worldwide, Inc.                                      155,800      4,242,434
                                                                   ------------
                                                                      7,532,222
                                                                   ------------
Aerospace & Defense-1.7%
Aerospace-1.7%
Precision Castparts Corp.                                123,300      7,105,779
                                                                   ------------
Multi-Industry Companies-1.2%
GFI Group, Inc.(a)                                        93,200      5,066,352
Utilities-1.0%
Electric & Gas Utility-1.0%
Southwestern Energy Co.(a)                               133,100      4,299,130
                                                                   ------------
Total Common Stocks
   (cost $370,513,201)                                              410,893,150
                                                                   ------------
SHORT-TERM INVESTMENT-4.2%
Time Deposit-4.2%
State Street Euro Dollar
   4.35%, 6/01/06
   (cost $17,716,000)                                 $   17,716     17,716,000
                                                                   ------------
Total Investments - 103.0%
   (cost $388,229,201)                                              428,609,150
Other assets less liabilities - (3.0)%                              (12,580,364)
                                                                   ------------
Net Assets - 100%                                                  $416,028,786
                                                                   ------------
(a) Non-income producing security.

   Glossary:
   ADR - American Depositary Receipt

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


       ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL/MID CAP GROWTH PORTFOLIO o 4

AllianceBernstein Pooling Portfolios - Short Duration Bond Portfolio PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
SPONSORED AGENCY OBLIGATIONS-54.8%
Federal Agency - Collateralized Mortgage
Obligations-5.7%
Federal Home Loan Mortgage Corp.
   Series 2974 Cl.AM
   4.60%, 8/15/29                                         $ 8,571   $  8,314,109
   Series 3144 Cl.FB
   5.431%, 4/15/36                                          2,514      2,508,098
   Series R007 Cl.AC
   5.875%, 5/15/16                                         41,435     41,357,516
                                                                    ------------
                                                                      52,179,723
                                                                    ------------
Federal Agency-17.5%
Federal Home Loan Bank
   3.625%, 6/20/07                                         17,655     17,347,009
   4.78%, 5/04/07                                           5,500      5,496,931
Federal Home Loan Mortgage Corp.
   3.875%, 6/15/08                                         16,380     15,927,502
   4.00%, 8/17/07                                          31,210     30,721,688
   4.90%, 11/03/08                                          8,000      7,847,200
Federal National Mortgage Association
   4.25%, 5/15/09                                          14,930     14,505,630
   5.75%, 2/15/08                                          42,335     42,616,316
   6.625%, 9/15/09                                         26,000     26,999,414
                                                                    ------------
                                                                     161,461,690
                                                                    ------------
Mortgage Pass Thru's-17.0%
Federal Home Loan Mortgage Corp.
   4.406%, 9/01/34                                          2,237      2,215,849
   7.00%, 5/01/35                                          10,611     10,872,664
Federal National Mortgage Association
   3.875%, 5/15/07                                         12,180     12,013,950
   4.228%, 9/01/34                                          3,438      3,412,141
   4.371%, 8/01/34                                          1,931      1,918,861
   4.414%, 8/01/34                                          2,000      1,982,731
   4.475%, 5/01/33                                          2,965      2,945,747
   4.484%, 8/01/35                                          1,047      1,036,793
   4.783%, 7/01/35                                          2,222      2,199,997


1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   4.90%, 11/28/07                                        $ 8,650   $  8,592,045
   5.00%, TBA                                              20,795     20,080,172
   5.00%, 2/27/08-8/25/35                                  19,163     18,947,133
   5.221%, 10/25/33                                         3,415      3,416,223
   5.50%, TBA                                              21,375     21,047,706
   5.501%, 5/01/36                                          4,697      4,674,249
   5.818%, 3/01/36                                          8,582      8,603,773
   5.95%, 6/01/36                                           5,675      5,700,537
   6.00%, TBA                                              23,820     23,522,250
   6.00%, 12/01/09-6/01/20                                  1,731      1,740,024
   7.00%, 2/01/31-12/01/34                                  1,660      1,703,575
                                                                    ------------
                                                                     156,626,420
                                                                    ------------
U.S. Treasury Notes-14.6%
United States Treasury Notes
   3.00%, 12/31/06                                         68,370     67,544,774
   3.50%, 5/31/07                                          58,393     57,489,719
   3.625%, 4/30/07                                            185        182,550
   3.875%, 1/15/09                                          8,825      9,218,663
                                                                    ------------
                                                                     134,435,706
                                                                    ------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $507,847,247)                                               504,703,539
                                                                    ------------
CORPORATE DEBT OBLIGATIONS-20.2%
Automotive-0.8%
Daimler-Chrysler North America Corp.
   4.125%, 3/07/07                                          5,895      5,834,370
   4.875%, 6/15/10                                          1,210      1,161,905
                                                                    ------------
                                                                       6,996,275
                                                                    ------------
Banking-0.4%
Washington Mutual Bank
   4.50%, 8/25/08                                           3,915      3,827,891
                                                                    ------------
Building/Real Estate-1.0%
Simon Property Group L.P.
   6.375%, 11/15/07                                         3,804      3,838,293
Vornado Realty L.P.
   5.625%, 6/15/07                                          5,840      5,829,196
                                                                    ------------
                                                                       9,667,489
                                                                    ------------
Cable-1.9%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09                                          7,340      7,542,239


        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 2

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Comcast Cable Communications, Inc.
   8.375%, 5/01/07                                        $ 9,510    $ 9,744,384
                                                                     -----------
                                                                      17,286,623
                                                                     -----------
Communications-1.8%
Sprint Capital Corp.
   6.00%, 1/15/07                                          10,290     10,314,449
Verizon Global Funding Corp.
   6.125%, 6/15/07                                          6,705      6,740,403
                                                                     -----------
                                                                      17,054,852
                                                                     -----------
Communications-Mobile-0.1%
Cingular Wireless LLC
   5.625%, 12/15/06                                           615        615,581
                                                                     -----------
Financial-7.0%
CIT Group, Inc.
   7.375%, 4/02/07                                         13,175     13,383,679
Countrywide Home Loans, Inc.
   5.625%, 5/15/07                                         13,555     13,571,944
International Lease Finance Corp.
   5.625%, 6/01/07                                         12,065     12,074,748
Merrill Lynch & Co., Inc.
   6.56%, 12/16/07                                         13,165     13,363,002
The Goldman Sachs Group, Inc.
   4.125%, 1/15/08                                         12,795     12,524,718
                                                                     -----------
                                                                      64,918,091
                                                                     -----------
Food/Beverage-1.4%
General Mills, Inc.
   5.125%, 2/15/07                                          3,860      3,851,743
The Kroger Co.
   7.80%, 8/15/07                                           8,420      8,609,501
                                                                     -----------
                                                                      12,461,244
                                                                     -----------
Health Care-1.1%
WellPoint, Inc.
   3.50%, 9/01/07                                             295        286,918
   3.75%, 12/14/07                                          9,886      9,620,996
                                                                     -----------
                                                                       9,907,914
                                                                     -----------
Insurance-0.8%
Marsh & McLennan Cos., Inc.
   5.375%, 3/15/07                                          7,725      7,696,217
                                                                     -----------
Non-Air Transportation-0.4%
CSX Corp.
   6.25%, 10/15/08                                          3,765      3,816,648
                                                                     -----------


3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Paper/Packaging-0.1%
Weyerhaeuser Co.
   6.125%, 3/15/07                                         $  569   $    570,368
                                                                    ------------
Public Utilities - Electric & Gas-2.1%
Duke Energy Corp.
   3.75%, 3/05/08                                           8,285      8,043,409
Pacific Gas & Electric Co.
   3.60%, 3/01/09                                           3,945      3,746,006
Progress Energy, Inc.
   6.05%, 4/15/07                                           7,440      7,464,850
                                                                    ------------
                                                                      19,254,265
                                                                    ------------
Service-0.6%
Waste Management, Inc.
   6.50%, 11/15/08                                          5,623      5,727,998
                                                                    ------------
Supermarket/Drug-0.5%
Safeway, Inc.
   6.50%, 11/15/08                                          4,495      4,552,388
                                                                    ------------
Technology-0.2%
Oracle Corp.
   5.00%, 1/15/11(a)                                        1,725      1,673,134
                                                                    ------------
Total Corporate Debt Obligations
   (cost $188,134,459)                                               186,026,978
                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS-9.2%
Adjustable Rate Mortgage Trust
   Series 2005-11 Cl.2A41
   5.551%, 2/25/36                                          4,155      4,171,121
   Series 2005-4 Cl.3A1
   5.002%, 8/25/35                                          5,050      4,922,205
American Home Mortgage Investment Trust
   Series 2005-2 Cl.2A1
   6.651%, 9/25/45                                            333        336,175
Bear Stearns Alt-A Trust
   Series 2005-10 Cl.24A1
   5.97%, 1/25/36                                           1,811      1,813,601
   Series 2006-1 Cl.22A1
   5.445%, 2/25/36                                          4,891      4,840,860
   Series 2006-2 Cl.23A1
   6.002%, 3/25/36                                          4,689      4,696,438
   Series 2006-3 Cl.22A1
   6.25%, 5/25/36                                           3,485      3,508,591


        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 4

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Citicorp Mortgage Securities, Inc.
   Series 2004-7 Cl.1A1
   5.25%, 9/25/34                                          $5,400     $5,299,274
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Cl.1A4
   5.124%, 5/25/35                                          3,618      3,546,508
   Series 2005-WF2 Cl.AF3
   4.871%, 8/25/35                                          5,000      4,939,050
Countrywide Alternative Loan Trust
   Series 2005-17 Cl.1A2
   5.36%, 7/25/35                                           1,372      1,370,710
Credit Suisse First Boston Mortgage Securities Corp.
   Series 2005-11 Cl.3A6
   5.50%, 12/25/35                                          6,201      6,093,040
Deutsche Alt-A Securities, Inc. Mortgage Loan
   Series 2005-AR1 Cl.1A1
   5.39%, 8/25/35                                             352        352,165
Homebanc Mortgage Trust
   Series 2005-4 Cl.A2
   5.41%, 10/25/35                                          5,404      5,403,907
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Cl.4A1
   6.267%, 5/25/36                                          2,052      2,057,521
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A8 Cl.A1C1
   5.25%, 8/25/36                                           2,480      2,436,923
   Series 2006-A1 Cl.2A1
   6.23%, 3/25/36                                           4,736      4,744,226
MLCC Mortgage Investors Inc.
   Series 2004-A Cl.A1
   5.311%, 4/25/29                                            347        347,081
MortgageIT Trust
   Series 2005-4 Cl.M1
   5.531%, 10/25/35                                         2,257      2,258,566
Residential Funding Mortgage Securities, Inc.
   Series 2005-SA3 Cl.3A
   5.248%, 8/25/35                                          3,232      3,160,911
Specialty Underwriting & Residential Finance
   Series 2005-AB2 Cl.M1
   5.531%, 6/25/36                                          2,000      2,012,500
Structured Adjustable Rate Mortgage Loan Trust
   Series 2005-5 Cl.A3
   5.311%, 5/25/35                                          1,266      1,266,208
   Series 2005-9 Cl.2A1


5 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.543%, 5/25/35                                         $1,882    $ 1,895,504
Structured Asset Mortgage Investment, Inc.
   Series 2004-AR5 Cl.1A1
   5.41%, 10/19/34                                          2,674      2,672,737
Structured Asset Securities Corp.
   Series 2002-11A Cl.1A
   6.56%, 6/25/32                                              23         23,109
   Series 2003-21 Cl.2A1
   4.00%, 8/25/33                                           8,582      8,367,265
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-AR6 Cl.5A1
   5.11%, 3/25/36                                           2,635      2,580,310
                                                                     -----------
Total Collateralized Mortgage Obligations
   (cost $85,598,975)                                                 85,116,506
                                                                     -----------
ASSET BACKED SECURITIES-8.1%
Ace Securities Corp.
   Series 2003-0P1 Cl.A2
   4.74%, 12/25/33                                             90         90,027
American General Mortgage Loan Trust
   Series 2003-1 Cl.A3
   4.03%, 4/25/33                                           2,246      2,142,513
Bayview Financial Acquisition Trust
   Series 2005-C Cl.A1B
   4.85%, 6/28/44                                           2,930      2,931,846
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Cl.A3A
   4.10%, 6/15/08                                             295        292,139
Citibank Credit Card Issuance Trust
   Series 2004-A4 Cl.A4
   3.20%, 8/24/09                                           4,320      4,211,525
Citifinancial Mortgage Securities, Inc.
   Series 2004-1 Cl.AF2
   2.645%, 4/25/34                                          1,025        993,287
Credit Suisse First Boston Mortgage
   Series 2005-4 Cl.A3
   4.742%, 1/25/36                                          3,480      3,419,518
   Series 2006-1 Cl.A2
   5.30%, 5/25/36                                           4,010      3,965,970
Credit-Based Asset Servicing & Securities, Inc.
   Series 2003-CB1 Cl.AF
   3.45%, 1/25/33                                           1,548      1,473,037
   Series 2003-CB3 Cl.AF1
   2.879%, 12/25/32                                         2,765      2,582,574


        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 6

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
   Series 2005-CB4 Cl.AF2
   4.751%, 8/25/35                                      $2,250      $2,185,312
   Series 2005-RP2 Cl.AF2
   5.75%, 9/25/35                                        1,800       1,782,000
DB Master Finance, LLC
   Series 2006-1 Cl.A2
   5.779%, 6/20/31                                       1,600       1,602,256
First Franklin Mortgage Loan Trust
   Series 2004-FF4 Cl.A2
   5.371%, 6/25/34                                       1,619       1,619,241
Home Equity Mortgage Trust
   Series 2005-3 Cl.M1
   5.621%, 11/25/35                                        800         802,240
HSI Asset Securitization Corp.
   Series 2006-OPT1 Cl.2A1
   4.66%, 12/25/35                                       7,317       7,317,020
IXIS Real Estate Capital Trust
   Series 2004-HE4 Cl.A1
   5.451%, 2/25/35                                       2,795       2,799,755
Lehman XS Trust
   Series 2005-2 Cl.1M1
   5.581%, 8/25/35                                       5,000       5,009,150
   Series 2006-1 Cl.1M1
   5.53%, 2/25/36                                        4,000       4,002,920
Long Beach Mortgage Loan Trust
    Series 2003-1 Cl.M2
    7.131%, 3/25/33                                        700         705,908
    Series 2004-3 Cl.M3
     5.68%, 7/25/34                                        400         401,752
Master Asset Backed Securities Trust
    Series 2004-HE1 Cl.A1
     4.98%, 9/25/34                                      2,846       2,854,072
    Series 2004-HE1 Cl.A3
     5.441%, 9/25/34                                        94          94,065
    Series 2004-WMC3 Cl.A4
     4.87%, 10/25/34                                     2,685       2,687,285
    Series 2006-AB1 Cl.A2
     5.311%, 2/25/36                                       200         200,160
Providian Gateway Master Trust
   Series 2004-DA Cl.A
   3.35%, 9/15/11                                        2,900       2,824,339
Residential Asset Securities Corp.
   Series 2004-KS5 Cl.A2B2
   5.301%, 9/25/33                                       3,070       3,071,457
   Series 2006-KS3 Cl.AI2
   5.201%, 4/25/36                                       1,800       1,798,974


7 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
SLM Student Loan Trust
   Series 2006-3 Cl.A1
   5.08%, 1/25/13                                          $4,250    $4,248,974
Structured Asset Investment Loan Trust
   Series 2005-HE1 Cl.A4
   5.241%, 7/25/35                                          1,565     1,566,471
   Series 2006-1 Cl.A1
   5.161%, 1/25/36                                          5,292     5,293,200
                                                                     ----------
Total Asset Backed Securities
   (cost $75,346,202)                                                74,968,987
                                                                     ----------
COMMERCIAL MORTGAGE BACKED SECURITIES-2.3%
Asset Securitization Corp.
   Series 1996-MD6 Cl.A1C
   7.04%, 11/13/29                                            637       637,456
Banc of America Large Loan, Inc.
   Series 2005-Mib1 Cl.C
   5.391%, 3/15/22                                          2,500     2,500,575
Commercial Mortgage Pass Through
   Certificates
   Series 2005-F10A Cl.A1
   5.18%, 4/15/17                                           5,068     5,067,739
   Series 2005-FL11 Cl.D
   5.42%, 11/15/17                                          2,499     2,499,320
Credit Suisse First Boston Mortgage
   Securities Corp.
   Series 2005-TF2A Cl.F
   5.581%, 9/15/20                                          1,435     1,435,000
   Series 2005-TF2A Cl.G
   5.631%, 9/15/20                                          1,435     1,434,986
First Union-Lehman Brothers Bank of America
   Series 1998-C2 Cl.A2
   6.56%, 11/18/35                                            582       590,016
LB-UBS Commercial Mortgage Trust
   Series 2004-C7, Class A2
   3.99%, 10/15/29                                            315       299,880
Lehman Brothers Floating Rate Commercial
   Mortgage Trust
   Series 2004-LLFA Cl.C
   5.39%, 10/15/17                                          2,400     2,400,144
Morgan Stanley Capital I
   Series 2005-XLF Cl.H
   5.471%, 8/15/19                                          1,000     1,000,000
   Series 2005-XLF Cl.G


        ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 8

                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
   5.451%, 8/15/19                                       $2,000   $    2,000,000
Nomura Asset Securities Corp.
   Series 1998-D6 Cl.A1B
   6.59%, 3/15/30                                         1,015       1,032,600
                                                                  --------------
Total Commercial Mortgage Backed Securities
   (cost $21,007,679)                                                20,897,716
                                                                  --------------
SHORT-TERM INVESTMENTS-16.9%
Commercial Paper-14.1%
AIG Funding, Inc.
   .01%, 6/13/06                                         35,000      34,942,017
Credit Suisse First Boston New York
   5.01%, 6/13/06                                        35,000      34,941,550
Prudential Funding, LLC
   4.99%, 6/13/06                                        26,000      25,956,753
Rabobank USA Financial Corp.
   5.05%, 6/01/06                                        28,000      28,000,000
Royal Bank Scotland PLC
   4.725%, 11/27/06                                       6,090       6,090,182
                                                                  --------------
                                                                     129,930,502
                                                                  --------------
Federal Agency-2.2%
Federal National Mortgage Association
   Zero Coupon, 6/01/06                                  20,000      20,000,000
                                                                  --------------
Time Deposit-0.6%
State Street Euro Dollar
   4.35%, 6/01/06                                         5,945       5,945,000
                                                                  --------------
Total Short-Term Investments
   (cost $155,875,502)                                              155,875,502
                                                                  --------------
Total Investments - 111.5%
   (cost $1,033,810,064)                                           1,027,589,228
Other assets less liabilities - (11.5)%                            (105,857,179)
                                                                  --------------
Net Assets - 100%                                                 $  921,732,049
                                                                  --------------


9 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO

INTEREST RATE SWAP TRANSACTIONS

                                                 Rate Type
                                            ----------------------
                     Notional                Payments   Payments
                      Amount   Termination   made by   received by   Unrealized
Swap Counterparty     (000)        Date     Portfolio   Portfolio   Appreciation
--------------------------------------------------------------------------------
Lehman Brothers       25,000     1/27/08       BMA*       4.835%       $11,052

*    BMA (Bond Market Association)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the market value of this securitiy amounted to $1,673,134 or 0.2% of net assets.

Glossary:

     TBA - (To Be Announced) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Please Note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.


       ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO o 10

AllianceBernstein Pooling Portfolios - Intermediate Duration Bond Portfolio PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS-47.9%
Federal Agency - Collateralized Mortgage
   Obligations-1.1%
Fannie Mae Grantor Trust
   Series 2004-T5 Class AB4
   5.229%, 5/28/35(a)                                    $  2,183   $  2,183,599
   Series 2005-T3 Class A1A
   5.121%, 7/25/35(a)                                         286        286,075
Federal Home Loan Mortgage Corp.
   Series R007 Cl.AC
   5.875%, 5/15/16(a)                                       8,690     8,673,750
                                                                    ------------
                                                                      11,143,424
                                                                    ------------
Mortgage Pass Thru's-41.7%
Federal Home Loan Mortgage Corp.
   4.50%, 7/01/35-1/01/36(a)                               17,709     16,112,858
   4.50%, TBA                                               2,710      2,463,558
   6.00%, 6/01/20(a)                                        1,815      1,828,878
Federal National Mortgage Association
   4.256%, 9/01/34(a)                                       4,812      4,766,600
   4.414%, 8/01/34(a)                                       5,312      5,265,931
   4.50%, 1/01/20-11/01/20(a)                              29,456     27,894,441
   4.804%, 4/01/35(a)                                       1,836      1,818,500
   5.00%, 4/01/19(a)                                       14,972     14,507,729
   5.00%, TBA                                              43,820     41,510,587
   5.50%, 2/01/14-2/01/35(a)                               74,758     72,755,510
   5.50%, TBA                                             113,020    108,852,123
   5.501%, 5/01/36(a)                                       1,535      1,527,215
   5.818%, 3/01/36(a)                                       5,228      5,241,379
   5.95%, 6/01/36(a)                                        3,875      3,892,438
   6.00%, 2/01/17-7/01/20(a)                                4,657      4,688,318
   6.00%, TBA                                              52,110     51,458,625
   6.50%, 1/01/36(a)                                        3,610      3,649,310
   6.50%, TBA                                              30,960     31,230,900
Government National Mortgage Association
   6.00%, 4/15/36                                          18,622     18,575,220
                                                                    ------------
                                                                     418,040,120
                                                                    ------------
U.S. Treasury Bonds-3.7%
   5.375%, 2/15/31(a)                                      16,801     16,992,632


1 o ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   7.25%, 5/15/16(a)                                      $17,735   $ 20,567,067
                                                                    ------------
                                                                      37,559,699
                                                                    ------------
U.S. Treasury Notes-1.4%
   3.00%, 12/31/06(a)                                      10,170     10,047,248
   4.50%, 11/15/15(a)                                       4,535      4,319,764
                                                                    ------------
                                                                      14,367,012
                                                                    ------------
Total U.S. Government & Government Sponsored Agency
   Obligations
   (cost $488,322,485)                                               481,110,255
                                                                    ------------
CORPORATE DEBT OBLIGATIONS-17.9%
Aerospace & Defense-0.2%
Raytheon Co.
   6.75%, 8/15/07(a)                                        1,153      1,169,395
Textron, Inc.
   6.375%, 11/15/08(a)                                        875        887,285
                                                                    ------------
                                                                       2,056,680
                                                                    ------------
Automotive-0.1%
Daimler-Chrysler North America Corp.
   4.875%, 6/15/10(a)                                         698        670,256
                                                                    ------------
Banking-2.0%
Bank of America Corp.
   4.50%, 8/01/10(a)                                        3,496      3,363,180
Barclays Bank Plc
   8.55%, 9/29/49(a)                                          961      1,072,059
HSBC Finance Corp.
   4.75%, 4/15/10(a)                                        1,570      1,520,035
JPMorgan Chase & Co.
   6.75%, 2/01/11(a)                                        2,530      2,638,431
RBS Capital Trust III pfd.
   5.512%, 9/30/14(a)                                         562        536,230
Resona Bank, Ltd.
   5.85%, 4/15/16(a)(b)                                       330        314,449
Sanwa Bank, Ltd.
   7.40%, 6/15/11(a)                                          170        181,160
Sumitomo Mitsui Banking Corp.
   5.625%, 10/15/15(a)(b)                                     573        545,769
Suntrust Bank
   5.358%, 6/02/09(a)                                         591        592,300
The Huntington National Bank BKNT
   4.375%, 1/15/10(a)                                         517        496,795


                      ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO o 2

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC
   6.75%, 7/15/13(a)                                       $1,913   $  1,997,442
Wachovia Corp.
   5.35%, 3/15/11(a)                                        2,205      2,181,221
Washington Mutual, Inc.
   4.00%, 1/15/09(a)                                        2,185      2,101,830
Wells Fargo & Co.(a)
   4.20%, 1/15/10                                           1,808      1,729,182
Zions Bancorporation
   5.50%, 11/16/15(a)                                         960        917,580
                                                                    ------------
                                                                      20,187,663
                                                                    ------------
Broadcasting/Media-0.5%
BSKYB Finance United Kingdom Plc
   5.625%, 10/15/15(a)(b)                                   1,465      1,400,217
News America, Inc.
   6.55%, 3/15/33(a)                                          928        862,902
Time Warner Entertainment Co.
   8.375%, 3/15/23(a)                                       2,050      2,290,420
WPP Finance Corp.
   5.875%, 6/15/14                                            886     859,287(a)
                                                                    ------------
                                                                       5,412,826
                                                                    ------------
Building/Real Estate-0.2%
iStar Financial, Inc.
   5.15%, 3/01/12(a)                                          414        394,530
   6.00%, 12/15/10(a)                                         715        714,528
Simon Property Group L.P.(a)
   6.375%, 11/15/07                                         1,015      1,024,150
                                                                    ------------
                                                                       2,133,208
                                                                    ------------
Cable-0.6%
AT&T Broadband Corp.
   9.455%, 11/15/22(a)                                      1,356      1,674,849
British Sky Broadcasting Group PLC
   6.875%, 2/23/09(a)                                         489        502,473
Comcast Cable Communication, Inc.
   6.875%, 6/15/09(a)                                       1,463      1,509,253
Comcast Corp.
   5.30%, 1/15/14(a)                                        1,263      1,190,016
   5.50%, 3/15/11(a)                                        1,597      1,571,751
                                                                    ------------
                                                                       6,448,342
                                                                    ------------
Chemicals-0.1%
Lubrizol Corp.
   4.625%, 10/01/09(a)                                        805        776,873


3 o ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
ProLogis
   7.05%, 7/15/06(a)                                       $  720   $    720,824
                                                                    ------------
                                                                       1,497,697
                                                                    ------------
Communications-1.2%
AT&T Corp.
   8.00%, 11/15/31(a)                                         500        576,067
British Telecommunications Plc
   8.375%, 12/15/10(a)                                      2,721      3,000,760
Comcast Cable Communications Holdings, Inc.
   8.375%, 3/15/13(a)                                         940      1,048,030
Sprint Capital Corp.
   8.375%, 3/15/12(a)                                       3,219      3,589,677
Telecom Italia Capital
   4.00%, 1/15/10(a)                                        2,995      2,812,922
Verizon Global Funding Corp.
   4.90%, 9/15/15(a)                                        1,085        981,924
                                                                    ------------
                                                                      12,009,380
                                                                    ------------
Communications-Fixed-0.2%
Embarq Corp.
   6.738%, 6/01/13(a)                                         210        210,263
Vodafone Group Plc
   5.50%, 6/15/11(a)                                        2,045      2,007,031
                                                                    ------------
                                                                       2,217,294
                                                                    ------------
Communications-Mobile-0.8%
AT&T Wireless Services, Inc.
   8.75%, 3/01/31(a)                                          844      1,035,940
Cingular Wireless LLC
   5.625%, 12/15/06(a)                                      1,644      1,645,554
New Cingular Wireless Services,  Inc.
   7.875%, 3/01/11(a)                                       3,125      3,388,297
Telus Corp.
   7.50%, 6/01/07(a)                                        1,714      1,744,281
                                                                    ------------
                                                                       7,814,072
                                                                    ------------
Conglomerate/Miscellaneous-0.2%
Hutchinson Whampoa International, Ltd.
   7.45%, 11/24/33(a)(b)                                    1,449      1,531,513
                                                                    ------------
Consumer Manufacturing-0.2%
Fortune Brands, Inc.
   2.875%, 12/01/06(a)                                        902        890,716
Textron Financial Corp.
   4.125%, 3/03/08(a)                                       1,315      1,283,270
                                                                    ------------
                                                                       2,173,986
                                                                    ------------


                      ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO o 4

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Energy-0.6%
Amerada Hess Corp.
   7.30%, 8/15/31(a)                                       $1,160    $ 1,236,603
   7.875%, 10/01/29(a)                                        628        703,133
Conoco, Inc.
   6.95%, 4/15/29(a)                                        1,182      1,292,517
Duke Energy Field Services Corp.
   7.875%, 8/16/10(a)                                         506        543,932
Enterprise Products Operating L.P. Series B
   5.60%, 10/15/14(a)                                         808        762,579
Valero Energy Corp.
   6.875%, 4/15/12(a)                                       1,493      1,556,978
   7.50%, 4/15/32(a)                                          148        163,219
                                                                     -----------
                                                                       6,258,961
                                                                     -----------
Financial-5.1%
American General Finance Corp.
   4.625%, 5/15/09(a)                                       2,620      2,551,584
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10(a)                                       1,656      1,565,215
Boeing Capital Corp.
   4.75%, 8/25/08(a)                                          645        635,090
   6.50%, 2/15/12(a)                                          205        212,500
BOI Capital Funding Number 2
   5.571%, 8/01/49(a)(b)                                      375        349,916
Capital One Financial Corp.
   4.80%, 2/21/12(a)                                          665        629,293
CIT Group, Inc.
   5.393%, 5/18/07(a)                                         466        466,943
   7.75%, 4/02/12(a)                                        3,143      3,432,464
Citigroup, Inc.
   4.625%, 8/03/10(a)                                       2,357      2,278,333
   5.00%, 9/15/14(a)                                        1,325      1,248,652
   5.01%, 6/09/09(a)                                          421        422,138
Core Investment Grade Trust
   4.659%, 11/30/07(a)                                      3,990      3,934,060
Countrywide Home Loans, Inc.
   4.00%, 3/22/11(a)                                        1,847      1,711,085
   4.25%, 12/19/07(a)                                       1,855      1,819,549
Credit Suisse First Boston USA, Inc.
   4.125%, 1/15/10(a)                                       1,265      1,202,415
   5.50%, 8/15/13(a)                                        1,117      1,088,351
General Electric Capital Corp.
   4.00%, 2/17/09(a)                                        4,160      4,006,072
   4.375%, 11/21/11(a)                                      1,213      1,141,811
   4.995%, 6/22/07(a)                                       3,448      3,451,227


5 o ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   6.75%, 3/15/32(a)                                       $1,134    $ 1,213,607
HSBC Finance Corp.
   6.50%, 11/15/08(a)                                       2,426      2,476,711
   7.00%, 5/15/12(a)                                          440        465,280
Kinder Morgan Finance Corp.
   5.35%, 1/05/11(a)                                        1,428      1,343,148
MBNA Corp.
   4.625%, 9/15/08(a)                                       1,362      1,336,069
Merrill Lynch & Co., Inc.
   4.79%, 8/04/10(a)                                        4,212      4,082,426
MUFG Capital Finance 1, Ltd.
   6.346%, 7/25/16(a)                                         770        758,195
Resona Preferred Global Securities
   7.191%, 12/29/49(a)(b)                                     619        628,070
SLM Corp.
   4.50%, 7/26/10(a)                                        2,074      1,984,499
The Goldman Sachs Group, Inc.
   4.75%, 7/15/13(a)                                        1,016        949,081
   5.125%, 1/15/15(a)                                         828        777,186
Washington Mutual Finance Corp.
   6.875%, 5/15/11(a)                                       3,217      3,372,201
                                                                     -----------
                                                                      51,533,171
                                                                     -----------
Food/Beverage-1.0%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                          700        782,892
ConAgra Foods, Inc.
   6.75%, 9/15/11(a)                                          287        297,159
   7.875%, 9/15/10(a)                                         641        689,413
General Mills, Inc.
   5.125%, 2/15/07(a)                                       3,345      3,337,845
Kraft Foods, Inc.
   4.125%, 11/12/09(a)                                      3,245      3,090,807
The Kroger Co.
   7.80%, 8/15/07(a)                                        1,540      1,574,659
                                                                     -----------
                                                                       9,772,775
                                                                     -----------
Health Care-0.7%
Humana, Inc.
   6.30%, 8/01/18(a)                                        1,094      1,064,956
WellPoint, Inc.
   3.50%, 9/01/07(a)                                        2,200      2,139,727
   3.75%, 12/14/07(a)                                         412        400,956
   4.25%, 12/15/09(a)                                       2,555      2,442,774


                      ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO o 6

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Wyeth
   5.50%, 2/01/14(a)                                       $1,267    $ 1,231,709
                                                                     -----------
                                                                       7,280,122
                                                                     -----------
Industrial-0.1%
Tyco International Group SA
   6.00%, 11/15/13(a)                                       1,250      1,237,526
                                                                     -----------
Insurance-0.5%
Assurant, Inc.
   5.625%, 2/15/14(a)                                       1,028        992,254
Liberty Mutual Group
   5.75%, 3/15/14(a)(b)                                       993        939,201
Zurich Capital Trust I
   8.376%, 6/01/37(a)(b)                                    2,541      2,702,859
                                                                     -----------
                                                                       4,634,314
                                                                     -----------
Metals/Mining-0.1%
Ispat Inland ULC
   9.75%, 4/01/14(a)                                          602        673,488
                                                                     -----------
Paper/Packaging-0.4%
International Paper Co.
   5.30%, 4/01/15(a)                                        1,395      1,289,977
Packaging Corp. of America
   5.75%, 8/01/13(a)                                        1,099      1,048,888
Westvaco Corp.
   8.20%, 1/15/30(a)                                          435        466,071
Weyerhaeuser Co.
   5.95%, 11/01/08(a)                                       1,083      1,084,644
                                                                     -----------
                                                                       3,889,580
                                                                     -----------
Petroleum Products-0.0%
Tengizchevroil Finance Co.
   6.124%, 11/15/14(a)(b)                                     380        372,400
                                                                     -----------
Public Utilities - Electric & Gas-2.0%
Carolina Power & Light Co.
   6.50%, 7/15/12(a)                                        1,805      1,863,013
CE Electric UK Funding Co.
   6.995%, 12/30/07(a)(b)                                     700        707,772
Consumers Energy Co.
   4.25%, 4/15/08(a)                                          734        714,319
Duke Capital LLC
   8.00%, 10/01/19(a)                                       1,829      2,091,935
Exelon Corp.
   6.75%, 5/01/11(a)                                        1,870      1,942,191
FirstEnergy Corp.
   6.45%, 11/15/11(a)                                       1,675      1,710,895


7 o ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   7.375%, 11/15/31(a)                                     $2,246    $ 2,409,408
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12(a)                                        933        931,449
NiSource Finance Corp.
   7.875%, 11/15/10(a)                                        856        919,640
Pacific Gas & Electric Co.
   4.80%, 3/01/14(a)                                        1,700      1,588,511
Progress Energy, Inc.
   7.10%, 3/01/11(a)                                        1,222      1,282,628
Public Service Co. of Colorado
   7.875%, 10/01/12(a)                                        874        971,422
SPI Electricity & Gas Australia Holdings Pty, Ltd.
   6.15%, 11/15/13(a)(b)                                    1,447      1,458,520
Xcel Energy, Inc.
   7.00%, 12/01/10(a)                                       1,110      1,160,549
                                                                     -----------
                                                                      19,752,252
                                                                     -----------
Public Utilities - Telephone-0.3%
Bell Atlantic New Jersey, Inc.
   Series A
   5.875%, 1/17/12(a)                                       1,435      1,405,610
Telecom Italia Capital
   4.00%, 11/15/08(a)                                         820        788,945
   6.375%, 11/15/33(a)                                        375        341,870
                                                                     -----------
                                                                       2,536,425
                                                                     -----------
Service-0.1%
Waste Management, Inc.
   6.875%, 5/15/09(a)                                       1,435      1,480,988
                                                                     -----------
Supermarket/Drug-0.2%
Safeway, Inc.
   4.80%, 7/16/07(a)                                          620        614,432
   6.50%, 3/01/11(a)                                          453        461,562
   7.25%, 2/01/31(a)                                          740        756,216
                                                                     -----------
                                                                       1,832,210
                                                                     -----------
Technology-0.5%
Cisco Systems, Inc.
   5.25%, 2/22/11(a)                                          780        768,124
IBM Corp.
   4.375%, 6/01/09(a)                                         455        442,277
Motorola, Inc.
   7.625%, 11/15/10(a)                                        146        157,650


                      ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO o 8

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Oracle Corp / Ozark Holding, Inc.
   5.25%, 1/15/16(a)(b)                                $    3,500   $  3,271,299
                                                                    ------------
                                                                       4,639,350
                                                                    ------------
Total Corporate Debt Obligations
   (cost $187,037,185)                                               180,046,479
                                                                    ------------
NON U.S. DOLLAR SOVERIGN DEBT-16.1%
Japan Government
   0.70%, 6/20/10(a)                                    7,829,800     68,152,758
Norway (Govt. of)
   6.00%, 5/16/11(a)                                       69,525     12,435,257
Poland (Govt. of)
   6.25%, 10/24/15(a)                                      27,100      9,448,240
Sweden (Kingdom of)
   5.00%, 1/28/09(a)                                      139,300     20,093,273
   5.25%, 3/15/11(a)                                      210,735     31,231,230
United Mexican States
   9.00%, 12/22/11(a)                                     111,925      9,901,855
   10.00%, 12/05/24(a)                                    108,130     10,014,155
                                                                    ------------
Total Non U.S. Dollar Sovereign Debt
   (cost $157,095,412)                                               161,276,768
                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES-7.0%
Banc of America Commercial Mortgage, Inc.
   Series 2005-1, Class A3
   4.877%, 11/10/42(a)                                      5,346      5,219,514
   Series 2001-PB1, Class A2
   5.787%, 5/11/35(a)                                         900        905,184
   Series 2004-6 Class A2
   4.161%, 12/10/42(a)                                      3,865      3,697,568
   Series 2004-4 Class A3
   4.128%, 7/10/42(a)                                       1,035        992,151
Bear Stearns Commercial Mortgage Securities, Inc.
   Series 2005-PWR7 Class A3
   5.116%, 2/11/41(a)                                       2,500      2,376,550
   Series 2005-T18 Class A4
   4.933%, 2/13/42(a)                                       4,235      3,978,317
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Class A2
   3.861%, 3/15/36(a)                                         899        870,142
   4.75%, 1/15/37(a)                                        1,815      1,698,713


9 o ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO

                                                     Principal
                                                        Amount
Company                                                  (000)   U.S. $ Value
--------------------------------------------------------------------------------
   Series 2005-C1 Class A4
   5.014%, 2/15/38(a)                                   $1,516    $1,430,695
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Class A3FX
   4.863%, 7/10/45(a)                                    3,265     3,178,380
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Class A4
   4.111%, 7/05/35                                       1,102       999,194
   Series 2005-GG3 Class A2
   4.305%, 8/10/42(a)                                    1,823     1,750,007
GS Mortgage Securities Corp. II
   Series 2006-GG6 Class A2
   5.506%, 4/10/38(a)                                    2,445     2,430,477
JP Morgan Chase Commercial Mortgage Securities
   Series 2004-C1 Class A2
   4.302%, 1/15/38(a)                                    1,720     1,619,449
   Series 2005-LDP1 Class A2
   4.625%, 3/15/46                                       4,953     4,796,980(a)
   Series 2005-LDP1 Class A4
   5.038%, 3/15/46(a)                                    1,846     1,743,252
   Series 2005-LDP4 Class A2
   4.79%, 10/15/42(a)                                    1,045     1,010,870
   Series 2006-CB14 Class A4
   5.481%, 12/12/44(a)                                   1,720     1,672,184
   Series 2005-LDP3, Class A2
   4.851%, 8/15/42(a)                                    2,810     2,730,168
LB-UBS Commercial Mortgage Trust
   Series 2005-C1 Class A4
   4.742%, 2/15/30(a)                                    4,209     3,913,865
   5.134%, 6/15/29(a)                                    4,635     4,517,734
   Series 2004-C8 Class A2
   4.201%, 12/15/29(a)                                   1,084     1,038,190
   4.367%, 3/15/36(a)                                    2,570     2,340,884
   Series 2005-C7 Class A4
   5.197%, 11/15/30(a)                                   2,380     2,280,088
Merrill Lynch Mortgage Trust
   Series 2005-MKB2 Class A2
   4.806%, 9/12/42(a)                                    2,230     2,170,303
   Series 2005-CKI1 Class A6
   5.245%, 11/12/37(a)                                   2,100     2,021,670
Morgan Stanley Capital I
   Series 2004-T13 Class A2
   3.94%, 9/13/45(a)                                     4,565     4,313,195
   Series 2005-HQ5 Class A4


                     ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO o 10

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.168%, 1/14/42(a)                                      $5,186    $ 4,956,882
                                                                     -----------
Total Commercial Mortgage Backed Securities
   (cost $73,269,179)                                                 70,652,606
                                                                     -----------
ASSET BACKED SECURITIES-5.4%
Aegis Asset Backed Securities Trust
   Series 2004-3 Class A2A
   5.281%, 9/25/34(a)                                         703        703,052
American Express Credit Account Master Trust
   Series 2005-1 Class A
   5.111%, 10/15/12(a)                                      1,298      1,298,922
Asset Backed Funding Certificates
   Series 2003-WF1 Class A2
   5.709%, 12/25/32(a)                                        870        873,542
Bank One Issuance Trust
   Series 2004-A4 Class A4
   5.121%, 2/16/10(a)                                       2,158      2,159,316
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Class 1A1
   5.231%, 4/25/22(a)                                         454        454,338
C Bass Trust
   Series 2005-CB7 Class AF2
   5.146%, 11/25/35(a)                                      1,805      1,780,885
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Cl.A3A
   4.10%, 6/15/08(a)                                        1,620      1,604,286
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
   3.36%, 1/25/33(a)                                          818        735,131
Credit Suisse First Boston Mortgage
   Series 2005-2 Class A1
   5.261%, 7/25/35(a)                                         697        697,059
   Series 2005-4 Cl.A3
   4.742%, 1/25/36(a)                                       2,070      2,034,023
   Series 2006-1 Cl.A2
   5.30%, 5/25/36(a)                                        1,040      1,028,581
DB Master Finance, LLC
   Series 2006-1 Cl.A2
   5.779%, 6/20/31(a)                                       1,000      1,001,410
Discover Card Master Trust I
   5.111%, 4/16/10(a)                                       2,457      2,458,130
Ford Credit Floorplan Master Owner Trust
   5.121%, 7/15/09(a)                                         300        299,758
GE-WMC Mortgage Securities LLC
   Series 2005-2 Class A2B
   5.251%, 12/25/35(a)                                      2,190      2,191,029


11 o ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Home Equity Loan Trust
   Series 2005-3 Class A1
   5.341%, 1/20/35(a)                                      $2,070    $ 2,072,420
Lehman XS Trust
   5.581%, 10/25/35(a)                                      4,750      4,759,120
Master Asset Backed Securities Trust
   Series 2004-HE1 Cl.A1
   5.481%, 9/25/34(a)                                       2,877      2,884,835
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Cl.2A1
   6.23%, 3/25/36(a)                                        4,357      4,365,077
Merrill Lynch/Countrywide Commercial Mortgage Trust
   Series 2006-1, Class A2
   5.439%, 2/12/39(a)                                       2,120      2,100,581
Novastar Home Equity Loan
   Series 2001-1 Class A1
   5.641%, 7/25/31(a)                                       1,047      1,046,526
Residential Asset Mortgage Products, Inc.
   Series 2005-RS3 Class AIA2
   5.251%, 3/25/35(a)                                       2,175      2,175,674
   Series 2005-RZ1 Class A2
   5.281%, 4/25/35(a)                                       3,085      3,088,085
Residential Asset Securities Corp.
   Series 2002-KS7 Class A2
   5.451%, 11/25/32(a)                                        231        231,188
Residential Funding Mortgage Securities II
   Series 2005-HI2 Class A3
   4.46%, 5/25/35(a)                                        1,490      1,456,013
Residential Funding Mortgage Securities, Inc.
   Series 2005-SA3 Cl.3A
   5.248%, 8/25/35(a)                                       3,374      3,299,705
Saxon Asset Securities Trust
   Series 2005-4 Class A2B
   5.261%, 11/25/37(a)                                      2,250      2,250,315
SLM Student Loan Trust
   Series 2003-C Class A1
   5.01%, 9/15/16(a)                                        1,157      1,158,621
Specialty Underwriting & Residential Finance
   Series 2006-BC1 Class A2A
   5.039%, 12/25/36(a)                                      2,011      2,008,212
Structured Asset Investment Loan Trust
   Series 2006-1 Cl.A1
   5.161%, 1/25/36(a)                                       1,777      1,777,534
                                                                     -----------
Total Asset Backed Securities
   (cost $54,228,850)                                                 53,993,368
                                                                     -----------


                     ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO o 12

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-3.8%
Bear Stearns Alt-A Trust
   Series 2005-10 Cl.24A1
   5.987%, 1/25/36(a)                                      $4,096    $ 4,101,989
   Series 2006-1 Cl.22A1
   5.445%, 2/25/36(a)                                       5,199      5,145,321
   Series 2006-2 Cl.23A1
   6.002%, 3/25/36(a)                                       4,515      4,522,364
   Series 2006-3 Cl.22A1
   6.25%, 5/25/36(a)                                        2,565      2,581,887
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Cl.1A4
   5.124%, 5/25/35(a)                                       5,167      5,064,858
   Series 2006-AR1, Class 3A1
   5.50%, 3/25/36(a)                                        5,909      5,857,458
HSI Asset Securitization Corp. Trust
   Series 2006-OPT2 Class 2A1
   5.161%, 1/25/36(a)                                       2,000      2,000,079
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Cl.4A1
   6.267%, 5/25/36(a)                                       2,742      2,749,908
JP Morgan Alternative Loan Trust
   Series 2006-S1 Class 3A1
   5.079%, 3/25/36(a)                                       1,895      1,894,921
Structured Adjustable Rate Mortgage Loan Trust
   Series 2006-3, Class 2A1
   6.012%, 4/25/36(a)                                       3,581      3,582,800
Washington Mutual
   Series 2005-AR2, Class 2A22
   5.301%, 1/25/45(a)                                         691        691,405
                                                                     -----------
Total Collateralized Mortgage Obligations
   (cost $38,381,770)                                                 38,192,990
                                                                     -----------
U.S. DOLLAR SOVEREIGN DEBT-0.6%
Russian Federation
   5.00%, 3/31/30(a)                                        3,986      4,251,069
Korea Development Bank
   4.625%, 9/16/10(a)                                       1,335      1,281,448
                                                                     -----------
Total U.S. Dollar Sovereign Debt:
   (cost $5,711,234)                                                   5,532,517
                                                                     -----------


13 o ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO

                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-24.5%
U.S. Government & Government Sponsored Agency
Obligations-23.7%
Federal Home Loan Bank
   zero coupon, 7/12/06                                $90,665   $   90,171,688
Federal National Mortgage Association
   zero coupon, 6/13/06                                 61,760       61,661,593
Freddie Mac Discount Notes
   zero coupon, 7/21/06                                 86,190       85,602,232
                                                                 ---------------
                                                                    237,435,513
                                                                 ---------------
Time Deposit-0.8%
State Street Euro Dollar
   4.35%, 6/01/06                                        7,859        7,859,000
                                                                 ---------------
Total Short-Term Investments
   (cost $245,294,513)                                              245,294,513
                                                                 ---------------
Total Investments - 123.2%
   (cost $1,249,340,628)                                          1,236,099,496
Other assets less liabilities (c) - (23.2)%                        (232,466,901)
                                                                 ---------------
Net Assets - 100%                                                $1,003,632,595
                                                                 ---------------

INTEREST RATE SWAP TRANSACTIONS

                                                        Rate Type
                                                -------------------------
                                                   Payments      Payments
                       Notional                      made        received
                        Amount    Termination       by the        by the     Unrealized
  Swap Counterparty      (000)        Date        Portfolio     Portfolio   Depreciation
----------------------------------------------------------------------------------------
Lehman Brothers         23,000       1/23/08    3 Month LIBOR**   4.777%     $  (9,879)
Lehman Brothers         20,120      11/02/07    3 Month LIBOR**   4.814%      (223,419)

**  LIBOR (London Interbank Offered Rate)


                     ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO o 14

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                    Value at      Unrealized
                       Number of     Expiration       Original      May 31,      Appreciation/
        Type           Contracts        Month          Value          2006      (Depreciation)
----------------------------------------------------------------------------------------------
U.S. T-Bond
10 Yr Future              160      September 2006   $17,063,472   $16,995,000      $(68,472)
U.S. T-Note
10 Yr Future              203      September 2006    21,287,042    21,299,141        12,099
                                                                                   --------
                                                                                   $(56,373)
                                                                                   ========

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                U.S. $
                                  Contract     Value on       U.S. $       Unrealized
                                   Amount    Origination     Current      Appreciation/
                                   (000)         Date         Value      (Depreciation)
                                 ------------------------------------------------------
Sale Contracts:
Japanese Yen
   Settling
6/06/06 ......................   2,007,029   $17,939,925   $17,848,394     $  91,531
Japanese Yen
   Settling
6/09/06 ......................   5,689,664    50,440,955    50,619,526      (178,571)
Mexican Peso
   Settling
6/20/06 ......................     239,657    21,276,533    21,101,763       174,770
Norwegian Krone
   Settling
6/23/06 ......................      75,947    12,411,027    12,505,523       (94,496)
Polish Zloty
   Settling
6/12/06 ......................      30,576    10,173,861     9,949,666       224,195
Swedish Krona
   Settling
6/22/06 ......................     388,829    53,212,465    53,892,946      (680,481)

(a) Positions, or portion thereof, with an aggregate market value of $755,289,191 have been segregated to collateralize open forward exchange currency contracts.


15 o ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO

(b) Security is exempt from registration under rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the market value of these securities amounted to $14,221,985 or 1.4% of net assets.

(c) An amount of U.S. $265,800 has been segregated as collateral for financial futures contracts outstanding at May 31, 2006.

Glossary:

     TBA - (To Be Announced) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


                     ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO o 16

AllianceBernstein Pooling Portfolios - Inflation Protected Securities Portfolio PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-98.7%
U.S. Treasury Inflation Index Securities-98.7%
   3.625%, 1/15/08                                        $26,974   $ 27,661,352
   3.875%, 1/15/09                                         33,114     34,590,665
   4.25%, 1/15/10                                          31,470     33,714,916
   0.875%, 4/15/10                                         41,652     39,510,425
   3.50%, 1/15/11                                          34,456     36,308,069
   3.375%, 1/15/12                                         19,227     20,300,570
   3.00%, 7/15/12                                          55,408     57,487,509
   1.875%, 7/15/13                                         37,133     35,892,554
   2.00%, 1/15/14                                           3,011      2,923,795
   2.00%, 7/15/14                                          58,691     56,900,083
   1.625%, 1/15/15                                         69,969     65,648,030
   1.875%, 7/15/15                                          6,932      6,622,050
                                                                    ------------
Total U.S. Government & Government Sponsored
   Agency Obligations
   (cost $427,715,453)                                               417,560,018
                                                                    ------------
SHORT-TERM INVESTMENT-0.3%
Time Deposit-0.3%
State Street Euro Dollar
   4.35%, 6/01/06
   (cost $1,550,000)                                        1,550      1,550,000
                                                                    ------------
Total Investments - 99.0%
   (cost $429,265,453)                                               419,110,018
Other assets less liabilities(a) - 1.0%                                4,021,974
                                                                    ------------
Net Assets - 100%                                                   $423,131,992
                                                                    ------------

FINANCIAL FUTURES CONTRACTS SOLD

                                                         Value at
                 Number of    Expiration     Original     May 31,    Unrealized
Type             Contracts       Month         Value       2006     Appreciation
--------------------------------------------------------------------------------
U.S. Treasury
   Notes
Futures            58       September 2006  $6,029,113  $6,009,344     $19,769


1 o ALLIANCEBERNSTEIN INFLATION PROTECTED SECURITIES PORTFOLIO

(a) An amount of U.S. $20,300 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2006.


                  ALLIANCEBERNSTEIN INFLATION PROTECTED SECURITIES PORTFOLIO o 2

AllianceBernstein Pooling Portfolios - High Yield Portfolio
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-95.3%
Aerospace/Defense-1.2%
DRS Technologies, Inc.
   6.875%, 11/01/13(a)                                    $  926     $   907,480
L-3 Communications Corp.
   5.875%, 1/15/15(a)                                        978         899,760
Sequa Corp.
   9.00%, 8/01/09(a)                                         601         638,563
TransDigm, Inc.
   8.375%, 7/15/11(a)                                      1,308       1,389,750
                                                                     -----------
                                                                       3,835,553
                                                                     -----------
Automotive-5.8%
Affinia Group, Inc.
   9.00%, 11/30/14(a)                                         45          40,950
Asbury Automotive Group, Inc.
   8.00%, 3/15/14(a)                                         560         557,200
AutoNation, Inc.
   7.00%, 4/15/14(a)(b)                                    1,630       1,621,850
   7.05%, 4/15/13(a)(b)                                      175         176,750
Avis Budget Car Rental
   7.75%, 5/15/16(a)(b)                                    1,060       1,067,950
Ford Motor Co.
   7.45%, 7/16/31(a)                                       1,660       1,203,500
Ford Motor Credit Co.
   4.95%, 1/15/08(a)                                       1,298       1,216,722
   7.00%, 10/01/13(a)                                        704         607,288
General Motors Acceptance Corp.
   6.875%, 9/15/11(a)                                      1,355       1,272,914
   8.00%, 11/01/31(a)                                        893         838,790
General Motors Corp.
   8.375%, 7/15/33(a)                                      2,045       1,551,644
Hertz Corp.
   8.875%, 1/01/14(a)(b)                                     695         722,800
   10.50%, 1/01/16(a)(b)                                     675         730,687
HLI Operating Co., Inc.
   10.50%, 6/15/10(a)                                        693         571,725
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13(a)                                        866         831,360
Lear Corp.
   8.11%, 5/15/09(a)                                         640         624,000


1 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Tenneco, Inc.
   8.625%, 11/15/14(a)                                    $  465     $   467,325
TRW Automotive, Inc.
   9.375%, 2/15/13(a)                                        667         718,693
   11.00%, 2/15/13(a)                                        490         542,675
United Auto Group, Inc.
   9.625%, 3/15/12(a)                                        797         841,831
Visteon Corp.
   7.00%, 3/10/14(a)                                       2,235       1,849,462
                                                                     -----------
                                                                      18,056,116
                                                                     -----------
Broadcasting/Media-1.2%
Allbritton Communications Co.
   7.75%, 12/15/12(a)                                      1,201       1,202,501
Central European Media Enterprises, Ltd.
   8.25%, 5/15/12(a)(b)                                      398         563,547
LIN Television Corp.
   6.50%, 5/15/13(a)                                         575         533,313
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13(a)                                        545         515,025
XM Satellite Radio, Inc.
   9.75%, 5/01/14(a)(b)                                      840         781,200
                                                                     -----------
                                                                       3,595,586
                                                                     -----------
Building/Real Estate-2.7%
Associated Materials, Inc.
   11.25%, 3/01/14(a)                                      1,385         865,625
D.R. Horton, Inc.
   4.875%, 1/15/10(a)                                        100          95,516
   6.875%, 5/01/13(a)                                        917         917,787
Goodman Global Holding Co., Inc.
   7.875%, 12/15/12(a)                                       792         776,160
KB HOME
   6.375%, 8/15/11(a)                                        600         581,749
   7.75%, 2/01/10(a)                                         410         417,076
M/I Homes, Inc.
   6.875%, 4/01/12(a)                                        505         458,288
Schuler Homes, Inc.
   Cl.A
   10.50%, 7/15/11(a)                                      1,132       1,195,672
Standard Pacific Corp.
   6.25%, 4/01/14(a)                                         825         726,000
WCI Communities, Inc.
   6.625%, 3/15/15(a)                                      1,018         866,572


                 ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO o 2

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
William Lyon Homes, Inc.
   10.75%, 4/01/13(a)                                      $1,445    $ 1,432,356
                                                                     -----------
                                                                       8,332,801
                                                                     -----------
Cable-6.4%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12(a)                                        1,437      1,422,630
CCH I Holdings LLC
   11.75%, 5/15/14(a)                                       5,037      3,173,310
CSC Holdings, Inc.
   6.75%, 4/15/12(a)(b)                                     2,015      1,972,181
Directv Holdings/Finance
   6.375%, 6/15/15(a)                                       1,431      1,345,140
EchoStar DBS Corp.
   6.375%, 10/01/11(a)                                      1,080      1,036,800
Inmarsat Finance Plc
   7.625%, 6/30/12(a)                                       1,485      1,514,700
   10.375%, 11/15/12(a)                                     1,037        884,043
Insight Communications Co., Inc.
   12.25%, 2/15/11(a)                                       1,612      1,716,780
Insight Midwest LP
   9.75%, 10/01/09(a)                                       1,063      1,089,575
Intelsat Bermuda Ltd.
   8.625%, 1/15/15(a)                                       1,024      1,036,800
   9.614%, 1/15/12(a)                                         331        335,551
PanAmSat Corp.
   9.00%, 8/15/14(a)                                        1,171      1,214,913
PanAmSat Holding Corp.
   10.375%, 11/01/14(a)                                     2,155      1,567,762
Rogers Cable, Inc.
   6.75%, 3/15/15(a)                                        1,847      1,798,516
                                                                     -----------
                                                                      20,108,701
                                                                     -----------
Chemicals-3.3%
Equistar Chemicals L.P.
   10.125%, 9/01/08(a)                                      1,377      1,466,505
   10.625%, 5/01/11(a)                                        623        674,398
Hexion U.S. Finance Corp.
   9.00%, 7/15/14(a)                                          975      1,009,125
Huntsman International LLC
   9.875%, 3/01/09(a)                                         350        364,875
   10.125%, 7/01/09(a)                                        550        559,625
Huntsman LLC
   11.50%, 7/15/12(a)                                         801        911,138
Ineos Group Holdings Plc
   8.50%, 2/15/16(a)(b)                                     1,375      1,285,625


3 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Nell AF SARL
   8.375%, 8/15/15(a)(b)                                   $1,245    $ 1,229,437
Quality Distribution LLC
   9.00%, 11/15/10(a)                                       1,353      1,275,202
Rhodia SA
   8.875%, 6/01/11(a)                                       1,513      1,528,130
                                                                     -----------
                                                                      10,304,060
                                                                     -----------
Communications - Fixed-3.9%
Citizens Communications Co.
   6.25%, 1/15/13(a)                                        1,577      1,506,035
Eircom Funding
   8.25%, 8/15/13(a)                                        1,228      1,317,030
Hawaiian Telcom Communications, Inc.
   9.75%, 5/01/13(a)                                          480        494,400
   12.50%, 5/01/15(a)                                         478        512,058
Level 3 Communications, Inc.
   11.50%, 3/01/10(a)(b)                                      455        457,275
Qwest Capital Funding, Inc.
   7.25%, 2/15/11(a)                                        4,029      3,938,347
Qwest Communications International, Inc.
   7.50%, 2/15/14(a)                                           50         49,750
Qwest Corp.
   6.875%, 9/15/33(a)                                       1,490      1,313,062
   8.875%, 3/15/12(a)                                         355        380,738
Verizon New York, Inc.
   7.375%, 4/01/32(a)                                       2,263      2,230,313
                                                                     -----------
                                                                      12,199,008
                                                                     -----------
Communications - Mobile-4.6%
American Tower Corp.
   7.125%, 10/15/12(a)                                      1,435      1,467,288
Digicel, Ltd.
   9.25%, 9/01/12(a)(b)                                     1,477      1,550,850
Dobson Cellular Systems, Inc.
   8.375%, 11/01/11(a)(b)                                     820        851,775
Dobson Communications Corp.
   8.875%, 10/01/13(a)                                        565        570,650
Kyivstar
   7.75%, 4/27/12(a)(b)                                       375        371,250
   10.375%, 8/17/09(a)(b)                                   1,467      1,586,560
Mobifon Holdings BV
   12.50%, 7/31/10(a)                                       2,559      2,898,067
Mobile Telesystems Finance SA
   8.00%, 1/28/12(a)(b)                                     1,358      1,358,000


                 ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO o 4

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Nextel Partners, Inc.
   8.125%, 7/01/11(a)                                      $   65    $    68,250
Rogers Wireless Communications, Inc.
   7.25%, 12/15/12(a)                                       1,196      1,204,970
   7.50%, 3/15/15(a)                                        1,225      1,246,438
Rural Cellular Corp.
   9.75%, 1/15/10(a)                                        1,091      1,101,910
                                                                     -----------
                                                                      14,276,008
                                                                     -----------
Consumer Manufacturing-2.0%
ACCO Brands Corp.
   7.625%, 8/15/15(a)                                       1,700      1,606,500
Broder Brothers Co.
   11.25%, 10/15/10(a)                                        952        902,020
K2, Inc.
   7.375%, 7/01/14(a)                                         800        786,000
Levi Strauss & Co.
   8.875%, 4/01/16(a)(b)                                      742        729,015
   9.74%, 4/01/12(a)                                          173        178,839
Quicksilver Resources, Inc.
   7.125%, 4/01/16(a)                                       1,350      1,289,250
Visant Corp.
   7.625%, 10/01/12(a)                                        683        671,047
                                                                     -----------
                                                                       6,162,671
                                                                     -----------
Containers-0.9%
Ball Corp.
   6.625%, 3/15/18(a)                                         825        787,875
Crown Americas
   7.625%, 11/15/13(a)(b)                                   1,300      1,306,500
Plastipak Holdings, Inc.
   8.50%, 12/15/15(a)(b)                                      640        641,600
                                                                     -----------
                                                                       2,735,975
                                                                     -----------
Derivatives-3.7%
Dow Jones Cdx, High Yield
   Series 5-T1
   8.75%, 12/29/10(a)(b)                                       43         44,328
   Series 5-T2
   7.25%, 12/29/10(a)(b)                                    4,384      4,331,986
   Series 6-T1
   8.625%, 6/29/11(a)(b)                                    7,318      7,235,673
                                                                     -----------
                                                                      11,611,987
                                                                     -----------
Diversified Media-3.9%
American Media Operations, Inc.
   8.875%, 1/15/11(a)                                       1,242      1,083,645


5 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   10.25%, 5/01/09(a)                                      $  405    $   369,563
Dex Media East LLC
   9.875%, 11/15/09(a)                                         25         26,500
   12.125%, 11/15/12(a)                                       641        722,728
Dex Media West LLC
   8.50%, 8/15/10(a)                                          444        459,540
Dex Media, Inc.
   8.00%, 11/15/13(a)                                         817        827,212
Lamar Media Corp.
   6.625%, 8/15/15(a)                                       1,070      1,016,500
Liberty Media Corp.
   5.70%, 5/15/13(a)                                          445        408,951
   7.875%, 7/15/09(a)                                         350        364,379
   8.25%, 2/01/30(a)                                          430        414,766
R.H. Donnelley Corp.
   6.875%, 1/15/13(a)                                       1,153      1,054,995
   8.875%, 1/15/16(a)(b)                                    1,175      1,180,875
Rainbow National Services LLC
   8.75%, 9/01/12(a)(b)                                       689        730,340
   10.375%, 9/01/14(a)(b)                                     654        730,845
WDAC Subsidiary Corp.
   8.375%, 12/01/14(a)(b)                                     982        963,587
WMG Holdings Corp.
   9.50%, 12/15/14(a)                                       2,546      1,922,230
                                                                     -----------
                                                                      12,276,656
                                                                     -----------
Energy-3.8%
Chesapeake Energy Corp.
   6.50%, 8/15/17(a)                                        1,340      1,266,300
   6.625%, 1/15/16(a)                                         560        536,200
   6.875%, 1/15/16(a)                                         270        262,575
   7.50%, 9/15/13(a)                                          805        823,113
   7.75%, 1/15/15(a)                                        1,695      1,733,137
El Paso Corp.
   7.75%, 1/15/32(a)                                        2,326      2,279,480
Grant Prideco, Inc.
   6.125%, 8/15/15(a)                                         561        525,938
Hilcorp Energy
   10.50%, 9/01/10(a)(b)                                      903        982,013
Kerr-Mcgee Corp.
   6.875%, 9/15/11(a)                                         474        488,541
Newfield Exploration Co.
   6.625%, 4/15/16(a)                                         900        857,250
Pride International, Inc.
   7.375%, 7/15/14(a)                                       1,079      1,103,277


                 ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO o 6

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Tesoro Corp.
   6.25%, 11/01/12(a)(b)                                  $   980    $   940,800
                                                                     -----------
                                                                      11,798,624
                                                                     -----------
Entertainment & Leisure-2.4%
Gaylord Entertainment Co.
   8.00%, 11/15/13(a)                                       1,057      1,078,140
NCL Corp.
   10.625%, 7/15/14(a)                                        757        747,538
Quebecor Media, Inc.
   7.75%, 3/15/16(a)(b)                                     1,765      1,791,475
Royal Caribbean Cruises, Ltd.
   8.75%, 2/02/11(a)                                          846        915,556
Six Flags, Inc.
   9.625%, 6/01/14(a)                                       1,815      1,792,312
Universal City Development Partners
   11.75%, 4/01/10(a)                                         913        997,452
Universal City Florida Holding Co.
   8.375%, 5/01/10(a)                                         330        336,600
                                                                     -----------
                                                                       7,659,073
                                                                     -----------
Financial-6.1%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13(a)                                        675        705,375
E*Trade Financial Corp.
   7.875%, 12/01/15(a)                                      2,124      2,208,960
   8.00%, 6/15/11(a)                                          810        838,350
Fairfax Financial Holdings, Ltd.
   7.75%, 7/15/37(a)                                          150        120,000
   8.25%, 10/01/15(a)                                         216        193,320
Liberty Mutual Group
   5.75%, 3/15/14(a)(b)                                       950        898,531
Racers
   5.089%, 5/01/07(a)(b)                                   14,300     14,245,501
                                                                     -----------
                                                                      19,210,037
                                                                     -----------
Food/Beverage-2.6%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                          465        520,064
Dean Foods Co.
   7.00%, 6/01/16(a)                                        1,265      1,239,700
Del Monte Corp.
   6.75%, 2/15/15(a)                                          145        137,388
Dole Food Co., Inc.
   8.625%, 5/01/09(a)                                         420        413,700
   8.875%, 3/15/11(a)                                         268        262,305


7 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
 -------------------------------------------------------------------------------
Domino's, Inc.
   8.25%, 7/01/11(a)                                       $  719    $   740,570
Foodcorp, Ltd.
   8.875%, 6/15/12(a)(b)                                      628        861,050
Reynolds American, Inc.
   7.25%, 6/01/13(a)(b)                                     1,350      1,333,172
RJ Reynolds Tobacco Holdings, Inc.
   7.25%, 6/01/12(a)                                        1,745      1,731,912
Sbarro, Inc.
   11.00%, 9/15/09(a)                                         845        853,450
                                                                     -----------
                                                                       8,093,311
                                                                     -----------
Gaming-4.8%
Boyd Gaming Corp.
   7.75%, 12/15/12(a)                                         737        753,583
Caesars Entertainment, Inc.
   7.875%, 3/15/10(a)                                       1,320      1,382,700
Greektown Holdings
   10.75%, 12/01/13(a)(b)                                     550        583,000
Kerzner International, Ltd.
   6.75%, 10/01/15(a)                                       1,375      1,450,625
Mandalay Resort Group Series B
   10.25%, 8/01/07(a)                                         915        958,463
MGM MIRAGE
   6.625%, 7/15/15(a)                                       1,807      1,716,650
   8.375%, 2/01/11(a)                                       1,679      1,754,555
Mohegan Tribal Gaming Authority
   7.125%, 8/15/14(a)                                       1,045      1,018,875
Penn National Gaming, Inc.
   6.875%, 12/01/11(a)                                      1,296      1,286,280
Riviera Holdings Corp.
   11.00%, 6/15/10(a)                                       1,416      1,495,650
Seneca Gaming Corp.
   7.25%, 5/01/12(a)                                        1,037      1,024,037
Station Casinos, Inc.
   6.625%, 3/15/18(a)                                         765        711,450
Turning Stone Casino Resort Enterprise
   9.125%, 12/15/10(a)(b)                                     947        973,042
                                                                     -----------
                                                                      15,108,910
                                                                     -----------
Health Care-5.1%
Concentra Operating Corp.
   9.125%, 6/01/12(a)                                         409        427,916
   9.50%, 8/15/10(a)                                          553        581,341
Coventry Health Care, Inc.


                 ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO o 8

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   5.875%, 1/15/12(a)                                      $  483    $   469,718
   6.125%, 1/15/15(a)                                         527        511,190
DaVita, Inc.
   7.25%, 3/15/15(a)                                        1,069      1,042,275
Extendicare Health Services, Inc.
   9.50%, 7/01/10(a)                                          469        490,105
Hanger Orthopedic Group, Inc.
   10.25%, 6/01/14(a)(b)                                      670        669,163
HCA, Inc.
   6.375%, 1/15/15(a)                                       2,858      2,707,463
   6.75%, 7/15/13(a)                                        1,650      1,612,192
Iasis Healthcare LLC
   8.75%, 6/15/14(a)                                        1,494      1,510,807
Omnicare, Inc.
   6.875%, 12/15/15(a)                                      1,770      1,716,900
Select Medical Corp.
   7.625%, 2/01/15(a)                                         995        888,038
Triad Hospitals, Inc.
   7.00%, 11/15/13(a)                                       1,236      1,197,375
Universal Hospital Services, Inc.
   10.125%, 11/01/11(a)                                       744        781,200
Vanguard Health Holding Co.
   11.25%, 10/01/15(a)(c)                                   1,705      1,253,175
                                                                     -----------
                                                                      15,858,858
                                                                     -----------
Hotel/Lodging-1.8% Host Marriott L.P.
   6.75%, 6/01/16(a)(b)                                       765        743,006
   Series G
   9.25%, 10/01/07(a)                                       1,396      1,448,350
Intrawest Corp.
   7.50%, 10/15/13(a)                                         735        746,025
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12(a)                                       1,494      1,579,905
Vail Resorts, Inc.
   6.75%, 2/15/14(a)                                        1,089      1,046,801
                                                                     -----------
                                                                       5,564,087
                                                                     -----------
Industrial-2.4%
AMSTED Industries, Inc.
   10.25%, 10/15/11(a)(b)                                     910        982,800
Case New Holland, Inc.
   9.25%, 8/01/11(a)                                          930        988,125
FastenTech, Inc.
   11.50%, 5/01/11(a)                                         560        572,600
Invensys Plc
   9.875%, 3/15/11(a)(b)                                      955      1,036,175


9 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Mueller Group, Inc.
   10.00%, 5/01/12(a)                                      $  855    $   934,088
Sensus Metering Systems, Inc.
   8.625%, 12/15/13(a)                                        655        641,900
Terex Corp.
   Series B
   10.375%, 4/01/11(a)                                        911        959,966
Trinity Industries, Inc.
   6.50%, 3/15/14(a)                                        1,600      1,532,000
                                                                     -----------
                                                                       7,647,654
                                                                     -----------
Metals / Mining-3.4%
AK Steel Corp.
   7.875%, 2/15/09(a)                                       1,060      1,052,050
Evraz Group SA
   8.25%, 11/10/15(a)(b)                                    1,369      1,365,577
Freeport-McMoRan Copper & Gold, Inc.
   10.125%, 2/01/10(a)                                        961      1,023,465
International Steel Group, Inc.
   6.50%, 4/15/14(a)                                        1,196      1,148,160
Ispat Inland ULC
   9.75%, 4/01/14(a)                                        1,010      1,129,938
JSC Severstal
   9.25%, 4/19/14(a)                                        1,438      1,587,192
Massey Energy Co.
   6.875%, 12/15/13(a)(b)                                     810        777,600
Peabody Energy Corp.
   5.875%, 4/15/16(a)                                         750        703,125
   6.875%, 3/15/13(a)                                       1,815      1,815,000
                                                                     -----------
                                                                      10,602,107
                                                                     -----------
Paper/Packaging-1.7%
Berry Plastics Corp.
   10.75%, 7/15/12(a)                                       1,001      1,086,085
Covalence Specialty Materials
   10.25%, 3/01/16(a)(b)                                      405        409,050
Jefferson Smurfit Corp.
   8.25%, 10/01/12(a)                                         430        404,200
Newpage Corp.
   10.00%, 5/01/12(a)                                         797        842,828
Owens Brockway Glass Container
   8.875%, 2/15/09(a)                                       1,951      2,014,407
Russell Stanley Holdings, Inc.
   9.00%, 11/30/08(a)(b)(d)                                 1,134        567,000
                                                                     -----------
                                                                       5,323,570
                                                                     -----------


                ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO o 10

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Retail-1.0%
Burlington Coat Factory Warehouse Corp.
   11.125%, 4/15/14(a)(b)                                  $  455    $   446,469
Central European Distribution Corp.
   8.00%, 7/25/12(a)(b)                                       216        298,233
Gsc Holdings Corp.
   8.00%, 10/01/12(a)(b)                                    1,920      1,910,400
JC Penney Co., Inc.
   7.625%, 3/01/97(a)                                         620        622,746
                                                                     -----------
                                                                       3,277,848
                                                                     -----------
Services-3.6%
Allied Waste North America, Inc.
   6.375%, 4/15/11(a)                                       1,603      1,544,891
   7.125%, 5/15/16(a)(b)                                    1,853      1,788,145
   7.375%, 4/15/14(a)                                         620        596,750
H&E Equipment Services, Inc.
   11.125%, 6/15/12(a)                                        784        862,400
Iron Mountain, Inc.
   6.625%, 1/01/16(a)                                       1,110      1,032,300
Service Corp. International
   6.50%, 3/15/08(a)                                        1,029      1,026,428
   7.70%, 4/15/09(a)                                          780        789,750
United Rentals North America, Inc.
   6.50%, 2/15/12(a)                                        1,680      1,612,800
   7.00%, 2/15/14(a)                                          285        267,900
   7.75%, 11/15/13(a)                                       1,825      1,788,500
                                                                     -----------
                                                                      11,309,864
                                                                     -----------
Supermarket / Drug-1.2%
Couche-Tard
   7.50%, 12/15/13(a)                                       1,006      1,013,545
Delhaize America, Inc.
   8.125%, 4/15/11(a)                                         735        782,566
Stater Brothers Holdings
   8.125%, 6/15/12(a)                                         494        490,295
The Jean Coutu Group, Inc.
   8.50%, 8/01/14(a)                                        1,635      1,520,550
                                                                     -----------
                                                                       3,806,956
                                                                     -----------
Technology-2.8%
Avago Technologies Finance
   10.125%, 12/01/13(a)(b)                                    655        702,488
Flextronics International, Ltd.
   6.50%, 5/15/13(a)                                        1,268      1,225,205
Freescale Semiconductor, Inc.
   7.125%, 7/15/14(a)                                         770        785,400


11 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
 -------------------------------------------------------------------------------
Lucent Technologies, Inc.
   6.45%, 3/15/29(a)                                       $  425     $  370,281
   6.50%, 1/15/28(a)                                          855        739,575
Nortel Networks Corp.
   6.875%, 9/01/23(a)                                         816        758,880
Sanmina-SCI Corp.
   8.125%, 3/01/16(a)                                         905        907,262
SERENA Software, Inc.
   10.375%, 3/15/16(a)(b)                                     875        914,375
SunGard Data Systems, Inc.
   9.125%, 8/15/13(a)(b)                                    2,172      2,277,885
                                                                      ----------
                                                                       8,681,351
                                                                      ----------
Transportation-1.0%
AMR Corp.
   9.00%, 8/01/12(a)                                          765        743,963
BNSF Funding Trust I
   6.613%, 12/15/55(a)                                      1,920      1,814,582
Horizon Lines LLC
   9.00%, 11/01/12(a)                                         434        453,530
                                                                      ----------
                                                                       3,012,075
                                                                      ----------
Utilities-12.0%
Allegheny Energy Supply Co. LLC
   7.80%, 3/15/11(a)                                          920        966,000
   8.25%, 4/15/12(a)(b)                                     1,680      1,801,800
Aquila, Inc.
   14.875%, 7/01/12(a)                                        846      1,135,755
CMS Energy Corp.
   8.50%, 4/15/11(a)                                          835        880,925
DPL, Inc.
   6.875%, 9/01/11(a)                                         561        581,904
Dynegy-Roseton Danskammer
   7.27%, 11/08/10(a)                                         135        136,126
   7.67%, 11/08/16(a)                                       1,222      1,251,347
Edison Mission
   9.875%, 4/15/11(a)                                       2,790      3,274,763
Edison Mission Energy
   7.50%, 6/15/13(a)(b)                                     1,760      1,742,400
   7.75%, 6/15/16(a)(b)                                       595        589,050
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11(a)                                         675        689,465
Level 3 Financing, Inc.
   12.25%, 3/15/13(a)(b)                                    3,023      3,264,840
Northwest Pipeline Corp.
   8.125%, 3/01/10(a)                                         724        760,200


                ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO o 12

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
NRG Energy, Inc.
   7.25%, 2/01/14(a)                                       $  270   $    270,000
   7.375%, 2/01/16(a)                                       1,420      1,421,775
Range Resources Corp.
   7.50%, 5/15/16(a)                                          940        937,650
Reliant Energy, Inc.
   6.75%, 12/15/14(a)                                         498        450,690
   9.50%, 7/15/13(a)                                        1,226      1,238,260
Sierra Pacific Power Co.
   6.00%, 5/15/16(a)(b)                                       440        422,961
Sierra Pacific Resources
   8.625%, 3/15/14(a)                                         960      1,034,092
Sonat, Inc.
   7.625%, 7/15/11(a)                                         952        969,850
Southern Natural Gas Co.
   7.35%, 2/15/31(a)                                        1,018      1,007,437
   8.875%, 3/15/10(a)                                         817        864,868
TECO Energy, Inc.
   6.75%, 5/01/15(a)                                        1,324      1,324,000
   7.00%, 5/01/12(a)                                        1,122      1,144,440
The AES Corp.
   8.75%, 5/15/13(a)(b)                                       225        243,000
   9.00%, 5/15/15(a)(b)                                     1,080      1,169,100
The Williams Cos., Inc.
   7.625%, 7/15/19(a)                                       2,199      2,270,468
   7.875%, 9/01/21(a)                                       2,214      2,297,025
TXU Corp.
   4.80%, 11/15/09(a)                                         125        119,717
   5.55%, 11/15/14(a)                                         999        917,616
   6.50%, 11/15/24(a)                                       2,701      2,435,559
                                                                    ------------
                                                                      37,613,083
                                                                    ------------
Total Corporate Debt Obligations
   (cost $304,043,201)                                               298,062,530
                                                                    ------------
NON CONVERTIBLE PREFERRED STOCKS-0.6%
Paxson Communications Corp.
   14.25%, 11/15/06(a)                                        125      1,052,823
Sovereign Real Estate Investment Corp.
   12.00%, 8/29/49(a)(b)                                      624        842,400
                                                                    ------------
Total Non Convertible Preferred Stocks
   (cost $1,691,350)                                                   1,895,223
                                                                    ------------


13 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-0.0%
Phase Metrics, Inc.(a)
(cost $904)                                                90,400   $        904
                                                                    ------------
SHORT-TERM INVESTMENTS-3.0%
Commercial Paper-3.0%
Rabobank USA Financial Corp.
   5.05%, 6/01/06                                         $ 9,400      9,400,000
                                                                    ------------
Time Deposit-0.0%
State Street Euro Dollar
   4.35%, 6/01/06                                             110        110,000
                                                                    ------------
Total Short-term Investments
   (cost $9,510,000)                                                   9,510,000
                                                                    ------------
Total Investments - 98.9%
   (cost $315,245,455)                                               309,468,657
Other assets less liabilities - 1.1%                                   3,484,043
                                                                    ------------
Net Assets - 100%                                                   $312,952,700
                                                                    ------------

FORWARD EXCHANGE CURRENCY CONTRACTS SOLD

                                            U.S. $
                              Contract     Value on      U.S. $
                               Amount    Origination     Current     Unrealized
                                (000)        Date         Value     Appreciation
                              --------   -----------   ----------   ------------
Euro Currency
   Settling 7/18/06........      1,252    $1,614,935   $1,608,771        $ 6,164


                ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO o 14

(a) Positions, or portion thereof, with an aggregate market value of $299,958,656 have been segregated to collateralize open forward exchange currency contracts.

(b) Security is exempt from registration under rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the market value of these securities amounted to $81,794,987 or 26.1% of net assets.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)  Security is in default and is non-income producing.

Please Note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.


15 o ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     3 (a) (1)     Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     3 (a) (2)     Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant The AllianceBernstein Pooling Portfolios


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: July 24, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: July 24, 2006


                                       4